As filed with the Securities and Exchange Commission on
August 20, 2003

          U.S. SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                         FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
/ X /

PRE-EFFECTIVE AMENDMENT NO. 1
/ X /

POST-EFFECTIVE AMENDMENT NO.__
/   /

                  OPPENHEIMER GROWTH FUND
     (Exact Name of Registrant as Specified in Charter)

     6803 South Tucson Way, Centennial, Colorado 80112
          (Address of Principal Executive Offices)

                        303-768-3200
              (Registrant's Telephone Number)

                    Robert G. Zack, Esq.
          Senior Vice President & General Counsel
                   OppenheimerFunds, Inc.
        498 Seventh Avenue, New York, New York 10148
                       (212) 323-0250
          (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement
                     becomes effective.
       (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B,
Class C, Class N and Class Y shares of Oppenheimer Growth
Fund.

It is proposed that this filing will become effective on
August 22, 2003 pursuant to Rule 488.

No filing fee is due because of reliance on Section 24(f)
of the Investment Company Act of 1940.
------------------------------------------------------------------------------
The Registrant  hereby amends the Registration  statement on such  date  or  dates  as  may be  necessary  to  delay  its effective  date  until the  Registrant  shall file a further amendment which  specifically  states that this Registration
Statement shall  thereafter  become  effective in accordance with  section  8(a) of the  Securities  Act of 1933 or until the  Registration  Statement shall become  effective on such date as the  Commission,  acting  pursuant to Section  8(a), shall determine.

             CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages
and documents:

Front Cover
Contents Page

Shareholder Letter - Incorporated by Reference to
Registrant's Initial Registration Statement on Form N-14
(Reg. No. 333-106936), filed July 10, 2003.

Part A

Proxy Statement for Jennison Growth Fund, a series of
Oppenheimer Select Managers and Prospectus for Oppenheimer
Growth Fund including Exhibit A - Agreement and Plan of
Reorganization between Jennison Growth Fund, a Series of
Oppenheimer Select Managers and Oppenheimer Growth Fund.
Filed herewith.

Notice of Meeting: Incorporated by Reference to
Registrant's Initial Registration Statement on Form N-14
(Reg. No.333-106936), filed July 10, 2003.

Proxy Card: Filed herewith.

Voting   Instructions:    Incorporated   by   Reference   to
Registrant's  Initial  Registration  Statement  on Form N-14
(Reg. No. 333-106936), filed July 10, 2003.

Part B

Statement of Additional Information: Incorporated by
reference in its entirety to Part B of Form N-14, filed
with the Registrant's Initial Registration Statement on
Form N-14 (Reg. No. 333-106936), filed July 10, 2003.

Part C

Other Information
Signatures
Exhibits

Proxy Statement

                   JENNISON GROWTH FUND,
          a Series of Oppenheimer Select Managers
        6803 South Tucson Way, Centennial, CO 80112
                       1.800.708.7780
         Notice of Special Meeting of Shareholders
                         To Be Held
                      October 10, 2003

To the  Shareholders  of Jennison  Growth  Fund, a series of
Oppenheimer Select Managers:

Notice  is  hereby  given  that  a  Special  Meeting  of the
Shareholders   of  Jennison   Growth   Fund,   a  series  of
Oppenheimer   Select  Managers,   a  registered   investment
management  company,  will be held at 6803 South Tucson Way,
Centennial,  CO  80112  at  1:00  P.M.,  Mountain  time,  on
October  10,  2003,   or  any   adjournments   thereof  (the
"Meeting"), for the following purposes:

1.    To approve  an  Agreement  and Plan of  Reorganization
between  Jennison  Growth  Fund,  a  series  of  Oppenheimer
Select  Managers  ("Jennison  Growth Fund") and  Oppenheimer
Growth   Fund   ("Growth   Fund"),   and  the   transactions
contemplated   thereby,   including   (a)  the  transfer  of
substantially  all the  assets of  Jennison  Growth  Fund to
Growth  Fund in  exchange  for  Class A,  Class B,  Class C,
Class  N  and  Class  Y  shares  of  Growth  Fund,  (b)  the
distribution   of  these   shares  of  Growth  Fund  to  the
corresponding  Class A,  Class B, Class C, Class N and Class
Y   shareholders   of  Jennison   Growth  Fund  in  complete
liquidation   of   Jennison   Growth   Fund   and   (c)  the
cancellation  of the  outstanding  shares of Jennison Growth
Fund  (all  of  the  foregoing  being  referred  to  as  the
"Proposal").

2.    To act upon such other  matters as may  properly  come
before the Meeting.

Shareholders  of record at the close of business on July 29,
2003  are  entitled  to  notice  of,  and to  vote  at,  the
Meeting.  The  Proposal  is  more  fully  discussed  in this
Prospectus  and Proxy  Statement.  Please read it  carefully before telling us, through your proxy or in person,  how you wish  your  shares to be voted.  The  Board of  Trustees  of
Jennison  Growth  Fund,  a  series  of  Oppenheimer   Select
Managers  recommends  a vote in  favor of the  Proposal.  WE
URGE YOU TO MARK,  SIGN,  DATE,  AND MAIL THE ENCLOSED PROXY
PROMPTLY.

By Order of the Board of Trustees,
      Robert G. Zack, Secretary
      August 25, 2003

--------------------------------------------------------------------------------------------
Shareholders  who do not  expect to attend the  Meeting  are requested to indicate  voting  instructions  on the enclosed proxy  and  to  mark,  date,  sign  and  return  it  in  the accompanying  postage-paid  envelope.  To avoid  unnecessary duplicate  mailings,  we ask your  cooperation  in  promptly mailing  your  proxy no  matter  how  large  or  small  your holdings may be.

                  OPPENHEIMER GROWTH FUND
        6803 South Tucson Way, Centennial, CO 80112
                       1.800.708.7780

          COMBINED PROSPECTUS AND PROXY STATEMENT
                   DATED AUGUST 25, 2003

     Acquisition of the Assets of Jennison Growth Fund,
          a Series of Oppenheimer Select Managers

 By and in exchange for Class A, Class B, Class C, Class N
                   and Class Y shares of
                  Oppenheimer Growth Fund

      This combined  Prospectus and Proxy Statement solicits
proxies  from the  shareholders  of Jennison  Growth Fund, a series of  Oppenheimer  Select  Managers  ("Jennison  Growth
Fund")  to be voted at a  Special  Meeting  of  Shareholders
(the  "Meeting")  to  approve  the  Agreement  and  Plan  of
Reorganization  (the  "Reorganization  Agreement")  and  the
transactions  contemplated  thereby  (the  "Reorganization")
between  Jennison  Growth Fund and  Oppenheimer  Growth Fund
("Growth   Fund").   This  combined   Prospectus  and  Proxy
Statement  constitutes the Prospectus of Growth Fund and the
Proxy  Statement of Jennison  Growth Fund filed on Form N-14 with the  Securities  and Exchange  Commission  ("SEC").  If shareholders  vote to approve the  Reorganization  Agreement and the  Reorganization,  the net assets of Jennison  Growth
Fund  will be  acquired  by and in  exchange  for  shares of
Growth  Fund.  The  Meeting  will be held at the  offices of
OppenheimerFunds,   Inc.   at   6803   South   Tucson   Way,
Centennial,  CO  80112  at  1:00  P.M.,  Mountain  time,  on
October 10, 2003 or any  adjournment  thereof.  The Board of
Trustees  of  Jennison  Growth  Fund  is  soliciting   these
proxies on behalf of Jennison  Growth Fund.  This Prospectus and Proxy  Statement will first be sent to  shareholders  on or about August 25, 2003.

      If   the    shareholders    vote   to   approve    the
Reorganization  Agreement,  you will receive  Class A shares of  Growth  Fund  equal  in  value  to the  value  as of the business  day  preceding  the Closing  Date (as such term is defined in the Reorganization Agreement,  attached hereto as
Exhibit A) of the  Reorganization  (the "Valuation Date") of
your Class A shares of Jennison Growth Fund;  Class B shares of  Growth  Fund  equal  in  value  to the  value  as of the
Valuation  Date of your  Class B shares of  Jennison  Growth
Fund;  Class C shares of Growth  Fund  equal in value to the value as of the  Valuation  Date of your  Class C shares  of
Jennison  Growth  Fund;  Class N shares of Growth Fund equal in  value  to the  value  as of the  Valuation  Date of your
Class N shares of Jennison  Growth Fund;  and Class Y shares of  Growth  Fund  equal  in  value  to the  value  as of the
Valuation  Date of your  Class Y shares of  Jennison  Growth
Fund.  Jennison  Growth  Fund  will then be  liquidated  and de-registered  under the Investment Company Act of 1940 (the
"Investment Company Act").

      Growth Fund's investment  objective is to seek capital
appreciation.  Growth Fund invests  mainly in common  stocks
of  "growth   companies."  The  Fund  currently  focuses  on
stocks  of  companies  having  a large  or  mid-size  market capitalization,  but this focus could change over time.  The
Fund  can  invest  in   domestic   companies   and   foreign
companies,  although most of its  investments  are in stocks of U.S.  companies.  Normally,  the Fund  invests in between
20 to 60  companies  across  relatively  few  industries  to focus the portfolio.

      This Prospectus and Proxy Statement gives  information
about  Class A, Class B, Class C, Class N and Class Y shares of Growth Fund that you should know  before  investing.  You should  retain  it for  future  reference.  A  Statement  of
Additional   Information   relating  to  the  Reorganization
described  in this  Prospectus  and Proxy  Statement,  dated
August  25,  2003  (the  "Proxy   Statement  of   Additional
Information")  has  been  filed  with the SEC as part of the
Registration  Statement  on  Form  N-14  (the  "Registration
Statement")  and is  incorporated  herein by reference.  You may  receive a copy by written  request to  OppenheimerFunds
Services (the  "Transfer  Agent") at P.O. Box 5270,  Denver,
Colorado  80217 free of charge or by calling  the  toll-free number  1.800.708.7780.  The Proxy  Statement of  Additional
Information  includes the following  documents:  (i) audited financial  statements  for the 12-month  period ended August
31,  2002  and  unaudited   financial   statements  for  the
six-month  period  ended  February  28, 2003 of Growth Fund;
(ii) audited  financial  statements for the 12-month  period ended November 30, 2002 and unaudited  financial  statements for the  six-month  period  ended May 31,  2003 of  Jennison
Growth Fund;  (iii) Growth  Fund's  Statement of  Additional
Information  dated  October 23, 2002  revised  February  12,
2003,  supplemented  July 18, 2003; and (iv) Jennison Growth
Fund's  Prospectus  dated March 28, 2003 as supplemented May
7,  2003  and  May  19,  2003  and  Jennison  Growth  Fund's
Statement of Additional Information dated March 28, 2003.

      The  Prospectus of Growth Fund dated October 23, 2002,
as  supplemented  May 1,  2003,  is  enclosed  herewith  and considered  a part of this  Prospectus  and Proxy  Statement and is  intended  to  provide  you  with  information  about
Growth Fund.

      The following documents have been filed with the SEC
and are available without charge upon written request to
the Transfer Agent at the address specified above or by
calling the toll-free number shown above:  (i) a Prospectus
for Jennison Growth Fund, dated March 28, 2003 as
supplemented May 7, 2003 and May 19, 2003, (ii) a Statement
of Additional Information for Jennison Growth Fund, dated
March 28, 2003.

As with  all  mutual  funds,  the  Securities  and  Exchange
Commission has not approved or disapproved  these securities or passed  upon the  adequacy of this  Prospectus  and Proxy
Statement.   Any   representation   to  the  contrary  is  a
criminal offense.

Mutual fund shares are not  deposits or  obligations  of any bank,  and are not  insured  or  guaranteed  by the  Federal
Deposit Insurance  Corporation or any other U.S.  government
agency.   Mutual  fund  shares  involve   investment   risks
including the possible loss of principal.

This Proxy  Statement  and  Prospectus  is dated  August 25,
2003.

                     TABLE OF CONTENTS
          COMBINED PROSPECTUS AND PROXY STATEMENT

                                                        Page
                                                        ----
Synopsis
   What am I being asked to vote on?.........................................................
   What   are   the   general   tax   consequences   of  the
Reorganization?........................
Comparisons of Some Important Features
   How do the  investment  objectives  and  policies  of the
Funds compare?...............
   Who manages the Funds?.....................................................................
   What are the fees and  expenses  of each  Fund and  those
expected after the
      Reorganization?.............................................................................
   Where can I find  more  financial  information  about the
Funds?...........................
   What are the  capitalizations of the Funds and what would
the capitalizations be after the
      Reorganization?..............................................................................
   How have the Funds performed?.............................................................
   What   are   other   Key    Features    of   the   Funds?
..................................................
         Investment Management and Fees...................................................
         Transfer     Agency    and     Custody     Services
   .............................................
         Distribution Services...................................................................
         Purchases,   Redemptions,   Exchanges   and   other
   Shareholder Services..........
         Dividends and Distributions..........................................................
What are the  Principal  Risks of an  Investment  in  Growth
Fund
and Jennison Growth Fund?.............................................................
Reasons for the Reorganization
Information about the Reorganization
   How   will   the    Reorganization    be   carried   out?
..................................................
   Who  will  pay  the   Expenses  of  the   Reorganization?
...........................................
   What  are the  Tax  Consequences  of the  Reorganization?
.....................................
   What  should  I know  about  Class A,  Class B,  Class C,
Class N and Class Y shares of
      each Fund?...................................................................................
Comparison of Investment Objectives and Policies
   Are  there  any  significant   differences   between  the
investment objectives and strategies of
      the Funds?.....................................................................................
   What are the Main Risks  Associated with an Investment in
the Funds?.....................
   How   do   the   Investment   Policies   of   the   Funds
Compare?..................................
   What are the fundamental  investment  restrictions of the
Funds?........................
   Do  the  Funds  have  any   Restrictions   that  are  not
Fundamental?.............................
   How do the Account Features and Shareholder  Services for
the Funds Compare?....
         Investment Management............................................................
         Distribution..............................................................................
         Purchases and Redemptions..........................................................
         Shareholder Services..................................................................
         Dividends and Distributions.........................................................
Voting Information
   How   many   votes   are   necessary   to   approve   the
Reorganization Agreement?...........
   How  do  I  ensure  my  vote  is   accurately   recorded?
..........................................
   Can I revoke my proxy?.....................................................................
   What other  matters  will be voted  upon at the  Meeting?
..................................
    Who is entitled to vote?......................................................................
    What     other     solicitations     will    be    made?
.....................................................
    Are there any appraisal rights?.............................................................
Information about Growth Fund
Information about Jennison Growth Fund
Principal Shareholders
Exhibit  A -  Agreement  and Plan of  Reorganization  by and
between  Jennison  Growth  Fund,  a  series  of  Oppenheimer
Select Managers and Oppenheimer Growth Fund
Enclosures:
Prospectus of Oppenheimer Growth Fund dated October 23,
2002, as supplemented May 1, 2003.
Semi-Annual Report of Oppenheimer Growth Fund dated
February 28, 2003 (available without charge upon request,
by calling 1.800.708.7780).

                          SYNOPSIS

      This  is  only  a  summary  and  is  qualified  in its
entirety by the more  detailed  information  contained in or incorporated  by  reference  in this  Prospectus  and  Proxy
Statement  and  by the  Reorganization  Agreement  which  is
attached  as  Exhibit  A.   Shareholders   should  carefully
review  this   Prospectus   and  Proxy   Statement  and  the
Reorganization   Agreement   in  their   entirety   and,  in
particular,  the  current  Prospectus  of Growth  Fund which accompanies  this  Prospectus  and  Proxy  Statement  and is incorporated herein by reference.

      If  shareholders  of Jennison  Growth Fund approve the
Reorganization,  the net assets of Jennison Growth Fund will be  transferred  to Growth  Fund,  in exchange  for an equal value of shares of Growth  Fund.  The shares of Growth  Fund
will  then  be   distributed   to   Jennison   Growth   Fund
shareholders  and Jennison  Growth Fund will be  liquidated.
As a result of the  Reorganization,  you will  cease to be a shareholder  of  Jennison  Growth  Fund  and  will  become a
shareholder   of  Growth  Fund.   For  federal   income  tax
purposes,  the holding  period of your Jennison  Growth Fund shares  will be  carried  over  to the  holding  period  for shares you receive in  connection  with the  Reorganization.
This  exchange  will occur on the Closing Date (as such term is  defined  in the  Agreement  and  Plan of  Reorganization attached hereto as Exhibit A) of the Reorganization.

What am I being asked to vote on?

      Your  Fund's  investment  manager,   OppenheimerFunds,
Inc.  (the  "Manager"),  proposed to the Board of Trustees a
Reorganization of your Fund,  Jennison Growth Fund, with and into Growth  Fund so that  shareholders  of Jennison  Growth
Fund may become shareholders of a substantially  larger fund advised by the same  investment  advisor with  comparable to
somewhat   more   favorable   long-term   performance,   and
investment  objectives  and  policies  similar  to  those of their current Fund.  The Board  considered  the  differences
in  investment  focus,   discussed  below.  The  Board  also
considered   the  fact  that  the  surviving  fund  has  the
potential  for  lower   overall   operating   expenses.   In
addition,  the Board  considered  that both Funds have Class
A,  Class B,  Class C,  Class N and  Class Y shares  offered under  identical sales charge  arrangements.  The Board also considered  that  the  Reorganization  would  be a  tax-free reorganization,  and there would be no sales charge  imposed in effecting  the  Reorganization.  In addition,  due to the relatively moderate costs of the reorganization,  the Boards of both Funds  concluded that neither Fund would  experience dilution as a result of the Reorganization.

      A  Reorganization  of  Jennison  Growth  Fund with and
into Growth Fund is  recommended by the Manager based on the fact that both funds have similar  investment  practices and relatively similar investment strategies.

      At a  meeting  held on April  28,  2003,  the Board of
Trustees of Jennison  Growth Fund approved a  reorganization transaction that will, if approved by  shareholders,  result in the  transfer of the net assets of  Jennison  Growth Fund to Growth Fund,  in exchange for an equal value of shares of
Growth  Fund.  The  shares  of  Growth  Fund  will  then  be
distributed  to  Jennison  Growth  Fund   shareholders   and
Jennison Growth Fund will  subsequently be liquidated.  As a result  of  the  Reorganization,  you  will  cease  to  be a shareholder  of  Jennison  Growth  Fund  and  will  become a
shareholder   of  Growth  Fund.   For  Federal   income  tax
purposes,  the holding  period of your Jennison  Growth Fund shares  will be  carried  over  to the  holding  period  for shares you receive in  connection  with the  Reorganization.
This  exchange  will  occur  on  the  Closing  Date  of  the
Reorganization.

      Approval of the Reorganization  means you will receive
Class A shares  of Growth  Fund  equal in value to the value as of the Valuation  Date of your Class A shares of Jennison
Growth  Fund;  Class B shares of Growth  Fund equal in value to the  value  as of the  Valuation  Date  of  your  Class B shares of  Jennison  Growth  Fund;  Class C shares of Growth
Fund  equal in value to the value as of the  Valuation  Date of your  Class C shares of  Jennison  Growth  Fund;  Class N shares of Growth  Fund equal in value to the value as of the
Valuation  Date of your  Class N shares of  Jennison  Growth
Fund;  and Class Y shares of Growth  Fund  equal in value as of the  Valuation  Date of your  Class Y shares of  Jennison
Growth  Fund.  The shares you receive  will be issued at net asset  value  without  a sales  charge or the  payment  of a contingent  deferred sales charge ("CDSC")  although if your shares of Jennison  Growth Fund are subject to a CDSC,  your
Growth Fund  shares will  continue to be subject to the same
CDSC applicable to your shares,  and the period during which you held your  Jennison  Growth  Fund shares will carry over to your Growth Fund shares for purposes of  determining  the
CDSC holding period.

      For the  reasons  set  forth in the  "Reasons  for the
Reorganization"  section below, the Board of Jennison Growth
Fund has determined that the  Reorganization  is in the best interests of the shareholders of Jennison Growth Fund.

       THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
    TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is expected that  shareholders  of Jennison  Growth
Fund who are U.S.  citizens  will not  recognize any gain or loss for  federal  income tax  purposes,  as a result of the exchange  of their  shares  for shares of Growth  Fund.  You should,  however,  consult  your tax advisor  regarding  the effect,  if any,  of the  Reorganization  in  light  of your individual  circumstances.  You should also consult your tax
advisor  about  state  and  local  tax   consequences.   For
further  information  about  the  tax  consequences  of  the
Reorganization,   please  see  the  "Information  About  the
Reorganization--What   are  the  Tax   Consequences   of  the
Reorganization?"

           Comparisons of Some Important Features

How do the investment objectives and policies of the Funds
compare?

      Jennison  Growth  Fund and  Growth  Fund have  similar
investment  objectives.  As fundamental investment policies,
Jennison Growth Fund seeks  long-term  growth of capital and
Growth Fund seeks capital appreciation.

      In  seeking  their  investment  objectives,   Jennison
Growth  Fund and  Growth  Fund  utilize a similar  investing strategy.  However,  Growth Fund focuses its  investments on stocks  of fewer  companies  and  industries  than  Jennison
Growth  Fund.  Jennison  Growth Fund invests at least 65% of its total assets in  equity-related  securities of companies that  exceed $1  billion in market  capitalization  and that the portfolio  managers  believe have  above-average  growth prospects.  Growth Fund invests  mainly in common  stocks of
"growth  companies"  currently focusing on stocks of between
20 and 60  companies  having a market  capitalization  of $2 billion and above across relatively few industries.

      Please refer to the Annual and Semi-Annual  Reports of
both Funds for a complete  listing  of the  investments  for each Fund.

Who Manages the Funds?

      Growth  Fund is an  open-end,  diversified  management
investment  company with an unlimited  number of  authorized shares  of  beneficial  interest.  It  was  organized  as  a
Maryland   corporation   in  1972  and   reorganized   as  a
Massachusetts  business trust in July 1988.  Jennison Growth
Fund,  a series of  Oppenheimer  Select  Managers  is also a
diversified   investment  management  company.   Oppenheimer
Select  Managers  is  an  open-end,   management  investment
company with an  unlimited  number of  authorized  shares of beneficial  interest  organized as a Massachusetts  business trust on November 10, 2000.  Jennison  Growth Fund commenced operations  on February  16,  2001.  Both Funds are governed by a Board of Trustees,  which is responsible for protecting the  interests  of  shareholders  under  Massachusetts  law.
Both Funds are located at 6803 S.  Tucson  Way,  Centennial,
CO 80112.

      The Manager,  located at 498 Seventh Avenue, New York,
New York 10018, acts as investment advisor to Growth Fund.
The  portfolio  manager for Growth  Fund is Bruce  Bartlett.
Mr.  Bartlett is a Vice  President  of the Fund and a Senior
Vice President of the Manager and is a portfolio  manager of other  Oppenheimer  funds.  Mr.  Bartlett  became the Fund's portfolio  manager in  December  1998.  Prior to joining the
Manager in April 1995,  Mr.  Bartlett  was a Vice  President
and  Senior   Portfolio   Manager   with  First  of  America
Investment Corporation.

      The  Manager  has  retained  Jennison  Associates  LLC
("Jennison  or  Subadvisor")  as a Subadvisor to provide the day-to-day  portfolio  management  of  the  Jennison  Growth
Fund.  Jennison  is located  at 466  Lexington  Avenue,  New
York,   NY  10017.   Jennison  is  a  direct,   wholly-owned
subsidiary of Prudential Investment  Management,  which is a
direct,   wholly-owned   subsidiary  of   Prudential   Asset
Management Holding Company, which is a direct,  wholly-owned
subsidiary  of  Prudential  Financial,   Inc.  Jennison  has
served as an  investment  advisor since 1969 and has advised investment  companies  since 1990.  As of December 31, 2002,
Jennison  had  approximately  $48  billion  in assets  under management.  The  Manager,  not the Fund,  pays  Jennison an annual fee based on the Fund's average annual net assets.

      Spiros  "Sig"  Segalas,   Kathleen   McCarragher   and
Michael  Del  Balso  have  been the  portfolio  managers  of
Jennison   Growth  Fund  since  February   2001.   They  are
employed   by  Jennison   and  are  the  persons   primarily
responsible  for  the  selection  of  the  Fund's  portfolio securities.  Mr. Segalas has managed  equity  portfolios for investment  companies  since 1990. Mr. Segalas is a founding member, Director,  President and Chief Investment Officer of
Jennison.  Ms.  McCarragher is a Director and Executive Vice
President  of  Jennison.  Prior to joining  Jennison in 1998 she was a  Managing  Director  and  Director  of  Large  Cap
Growth  Equities  at  Weiss,  Peck & Greer  L.L.C.  Mr.  Del
Balso  is  a  Director  and  Executive   Vice  President  of
Jennison,  where he has  been  part of the  investment  team since 1972.

      Additional   information   about  the  Funds  and  the
Manager and  SubAdvisor is set forth below in "Comparison of
Investment Objectives and Policies."

What are the  Fees  and  Expenses  of each  Fund  and  those expected after the Reorganization?

      Jennison  Growth  Fund  and  Growth  Fund  each  pay a
variety  of  expenses   directly  for  management  of  their
assets,  administration,  distribution  of their  shares and other  services.  Those  expenses are  subtracted  from each
Fund's  assets to  calculate  the Fund's net asset value per
share.   Shareholders   pay   these   expenses   indirectly.
Shareholders  for both  Funds pay other  expenses  directly, such as sales charges.

      The   following   tables  are  provided  to  help  you
understand  and compare the fees and  expenses of  investing in  shares  of  Jennison  Growth  Fund  with  the  fees  and expenses  of  investing  in shares of Growth  Fund.  The pro forma  expenses of the  surviving  Growth Fund show what the fees and expenses are expected to be after giving  effect to the Reorganization.

                    PRO FORMA FEE TABLE
           For the 12 month period ended 3/31/03
----------------------------------------------------------------------------------
                            Jennison Growth                    Pro Forma
                            Fund              Growth Fund      Surviving Growth
                            Class A shares    Class A Shares   Fund
                                                               Class A shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Sales Charge              5.75%            5.75%             5.75%
(Load) on purchases (as a
% of offering price)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a % of
the lower of the original        None 1            None 1            None 1
offering price or
redemption proceeds)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Management Fees                   0.95%            0.65%             0.65%
----------------------------------------------------------------------------------
Distribution and/or               0.07%            0.23%             0.23%
Service (12b-1) Fees
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Other Expenses                    0.55%            0.46%             0.46%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total Annual Operating            1.57%            1.34%             1.34%
Expenses
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                            Jennison Growth                    Pro Forma
                            Fund              Growth Fund      Surviving
                            Class B shares    Class B Shares   Growth Fund
                                                               Class B shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Sales Charge              None              None              None
(Load) on purchases (as a
% of offering price)
----------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a % of
the lower of the original          5%2              5%2               5%2
offering price or
redemption proceeds)
----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Management Fees                   0.95%            0.65%             0.65%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Distribution and/or               1.00%            1.00%             1.00%
Service (12b-1) Fees
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Other Expenses                    1.01%            0.47%             0.47%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total Annual Operating            2.96%            2.12%             2.12%
Expenses
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                              Jennison Growth   Growth Fund    Pro Forma
                              Fund              Class C Shares Surviving Growth
                              Class C Shares                   Fund
                                                               Class C Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Sales Charge (Load)
on purchases (as a % of             None             None             None
offering price)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a % of the         1%3             1%3              1%3
lower of the original
offering price or redemption
proceeds)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Management Fees                     0.95%           0.65%            0.65%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Distribution and/or Service         1.00%           1.00%            1.00%
(12b-1) Fees
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Other Expenses                      0.40%           0.45%            0.45%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total Annual Operating              2.35%           2.10%            2.10%
Expenses
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                              Jennison Growth                  Pro Forma
                              Fund              Growth Fund    Surviving Growth
                              Class N shares    Class N Shares Fund
                                                               Class N shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Sales Charge (Load)         None             None             None
on purchases (as a % of
offering price)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a % of the
lower of the original                1%4             1%4              1%4
offering price or redemption
proceeds)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Management Fees                     0.95%           0.65%            0.65%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Distribution and/or Service         0.50%           0.50%            0.50%
(12b-1) Fees
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Other Expenses                      0.87%           0.11%            0.11%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total Annual Operating              2.32%           1.26%            1.26%
Expenses
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                              Jennison Growth                  Pro Forma
                              Fund              Growth Fund    Surviving Growth
                              Class Y Shares    Class Y Shares Fund
                                                               Class Y Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Sales Charge (Load)         None             None             None
on purchases (as a % of
offering price)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a % of the
lower of the original               None             None             None
offering price or redemption
proceeds)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Management Fees                     0.95%           0.65%            0.65%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Distribution and/or Service          N/A             N/A              N/A
(12b-1) Fees
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Other Expenses                      2.37%           0.53%            0.53%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Total Annual Operating              3.32%           1.18%            1.18%
Expenses
----------------------------------------------------------------------------------
1.  A  contingent   deferred   sales  charge  may  apply  to
redemptions  of  investments of $1 million or more ($500,000 for retirement  plan  accounts) of Class A shares.  See "How to Buy Shares" in each Fund's Prospectus.
2.  Applies  to  redemptions  within  the first  year  after purchase.  The contingent  deferred sales charge declines to
1% in the sixth year and is eliminated after that.
3.    Applies  to  shares   redeemed  within  12  months  of
purchase.
4.    Applies  to  shares   redeemed  within  18  months  of
retirement plan's first purchase of Class N shares.
Expenses  may  vary  in  future  years.   "Other   Expenses"
include  transfer agent fees and  custodial,  accounting and legal  expenses,  and are based on, among other things,  the fees the Funds  would  have paid if the  transfer  agent had
not  waived  a  portion   of  its  fee  under  a   voluntary
undertaking  to the  Funds to limit  these  fees to 0.35% of average  daily net assets per fiscal  year for all  classes.
After that waiver,  the actual  "Other  Expenses" and "Total
Annual  Operating  Expenses"  for Growth Fund were 0.42% and
1.30%  for  Class A  shares,  0.45%  and  2.10%  for Class B shares,  and 0.45% and 1.10% for Class Y shares and were the same as shown  above for Class C and Class N shares.  "Total
Annual  Operating  Expenses"  for Jennison  Growth Fund were
further   reduced   by  a   voluntary   expense   assumption
undertaken by the Manager.  With the expense  assumption and
transfer   agent  waiver,   the  "Total   Annual   Operating
Expenses"  for  Jennison  Growth Fund were 1.50% for Class A shares,  2.27% for Class B shares, 2.25% for Class C shares,
1.75%  for  Class N shares  and  1.17%  for  Class Y shares.
After the waiver,  the actual  "Other  Expenses"  and "Total
Annual  Operating   Expenses"  for  the  combined  funds  as
percentages  of  average  daily net  assets  were  0.42% and
1.30%  for  Class A  shares,  0.45%  and  2.10%  for Class B shares  and 0.45% and 1.10% for Class Y shares.  Class C and
Class N shares were unchanged.
------------------------------------------------------------

Examples

      These  examples below are intended to help you compare
the  cost  of  investing  in  each  Fund  and  the  proposed surviving  Growth  Fund.  These  examples  assume  that  you invest  $10,000  in  a  class  of  shares  for  the  periods indicated,  at an annual  return  for each  class of 5%, the operating  expenses described above and reinvestment of your dividends and distributions.

      Your  actual  costs  may be  higher  or lower  because
expenses will vary over time.  For each $10,000  investment, you would pay the following  projected  expenses if you sold your  shares  after the  number of years  shown or held your shares  for the  number of years  shown  without  redeeming, according to the following examples.

                  12 Months Ended 3/31/03
                  -----------------------

                    Jennison Growth Fund
-------------------------------------------------------------------------------
If shares are redeemed:    1 year       3 years       5 years       10 years
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A                     $726        $1,042         $1,381        $2,335
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B                     $799        $1,215         $1,757       $2,6471
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C                     $338         $733          $1,255        $2,686
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N                     $335         $724          $1,240        $2,656
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class Y                     $335        $1,021         $1,731        $3,613
-------------------------------------------------------------------------------

------------------------------------------------------------
                    Jennison Growth Fund
-------------------------------------------------------------------------------
If   shares    are   not   1 year       3 years       5 years       10 years
redeemed:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A                     $726        $1,042         $1,381        $2,335
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B                     $299         $915          $1,557       $2,6471
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C                     $238         $733          $1,255        $2,686
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N                     $235         $724          $1,240        $2,656
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class Y                     $335        $1,021         $1,731        $3,613
-------------------------------------------------------------------------------

                        Growth Fund
-------------------------------------------------------------------------------
If shares are redeemed:    1 year       3 years       5 years       10 years
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A                     $704         $975          $1,267        $2,095
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B                     $715         $964          $1,339       $2,0701
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C                     $313         $658          $1,129        $2,431
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N                     $228         $400           $692         $1,523
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class Y                     $120         $375           $649         $1,432
-------------------------------------------------------------------------------

                        Growth Fund
-------------------------------------------------------------------------------
If   shares    are   not   1 year       3 years       5 years       10 years
redeemed:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A                     $704         $975          $1,267        $2,095
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B                     $215         $664          $1,139       $2,0701
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C                     $213         $658          $1,129        $2,431
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N                     $128         $400           $692         $1,523
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class Y                     $120         $375           $649         $1,432
-------------------------------------------------------------------------------

              Pro Forma Surviving Growth Fund
-------------------------------------------------------------------------------
If shares are redeemed:    1 year       3 years       5 years       10 years
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A                     $704         $975          $1,267        $2,095
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B                     $715         $964          $1,339       $2,0701
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C                     $313         $658          $1,129        $2,431
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N                     $228         $400           $692         $1,523
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class Y                     $120         $375           $649         $1,432
-------------------------------------------------------------------------------

              Pro Forma Surviving Growth Fund
--------------------------------------------------------------------------------
If    shares    are   not   1 year       3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                      $704         $975          $1,267        $2,095
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                      $215         $664          $1,139       $2,0701
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                      $213         $658          $1,129        $2,431
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                      $128         $400           $692         $1,523
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                      $120         $375           $649         $1,432
--------------------------------------------------------------------------------
In  the  "If  shares  are  redeemed"  examples,  expenses
include  the  initial  sales  charge  for Class A and the
applicable  Class  B,  Class  C or  Class  N  contingents
deferred  sales  charge.   In  the  "If  shares  are  not
redeemed"  examples,  the Class A  expenses  include  the
initial  sales  charge,  but Class B, Class C and Class N
expenses  do not include the  contingent  deferred  sales
charges.  There is no sales charge on Class Y shares.
1 Class B  expenses  for years 7 through  10 are based on
Class A  expenses,  since  Class B  shares  automatically
convert to Class A after 6 years.
---------------------------------------------------------

Where can I find more financial information about the Funds?

      Performance  information  for  both  Growth  Fund  and
Jennison Growth Fund is set forth in each Fund's  Prospectus under the  section  "The Fund's  Past  Performance."  Growth
Fund's  Prospectus  accompanies  this  Prospectus  and Proxy
Statement and is incorporated by reference.

      The   financial   statements   of   Growth   Fund  and
additional  information  with  respect  to  its  performance during its fiscal  year ended  August 31,  2002 (and the six month semi-annual  period ended February 28, 2003) including
a  discussion  of  factors  that  materially   affected  its
performance  and  relevant  market  conditions  during  that fiscal year is set forth in Growth Fund's audited  financial statements  dated  as of  August  31,  2002  (and  with  the exception  of that  discussion,  in its  Semi-Annual  Report dated  February  28,  2003),  that are included in the Proxy
Statement of Additional  Information and incorporated herein by reference.  These  documents are available  upon request.
See section entitled "Information About Growth Fund."

      The financial  statements of Jennison  Growth Fund and
additional   information   with   respect   to  the   Fund's
performance  during its fiscal year ended  November 30, 2002
(and the six-month  semi-annual  period ended May 31, 2003), including a discussion of factors that  materially  affected its performance and relevant market  conditions  during that fiscal year is set forth in Jennison  Growth Fund's  audited financial  statements  dated as of  November  30,  2002 (and with  exception  of  that  discussion,  in  its  Semi-Annual
Report  dated May 31,  2003),  that is included in the Proxy
Statement of Additional  Information and incorporated herein by reference.  These  documents are available  upon request.
See section  entitled  "Information  About  Jennison  Growth
Fund."

What are the  capitalizations  of the Funds  and what  would the capitalizations be after the Reorganization?

      The  following  table  sets  forth the  capitalization
(unaudited)  of  Jennison  Growth Fund and Growth Fund as of
March  31,  2003  and  indicates  the  pro  forma   combined
capitalization   as  of   March   31,   2003   as   if   the
Reorganization had occurred on that date.

      As of June 30, 2003 the value of the assets of
Jennison Growth Fund was less than 10% of the value of the
assets of Growth Fund.

                                                                  Net
Asset
                                                Shares
Value
                              Net Assets        Outstanding
Per Share
Jennison Growth Fund
      Class A               $4,741,830           813,474           $5.83
      Class B               $1,418,708           247,507           $5.73
      Class C               $2,094,182           365,561           $5.73
      Class N               $1,507,135           260,402           $5.79
      Class Y           $          585               100           $5.85
                        --------------        ----------
      TOTAL                 $9,762,440         1,687,044

Growth Fund
      Class A           $1,022,985,552        46,002,874          $22.24
      Class B          $   256,756,346        12,310,904          $20.86
      Class C         $     68,159,153         3,214,405          $21.20
      Class N        $       5,465,885           245,260          $22.29
      Class Y         $     57,378,361         2,573,084          $22.30
                      ----------------         ---------
      TOTAL             $1,410,745,297        64,346,527

Growth Fund
(Pro Forma Surviving Fund)*
      Class A           $1,027,727,382        46,216,110          $22.24
      Class B          $   258,175,054        12,378,928          $20.86
      Class C         $     70,253,335         3,313,167          $21.20
      Class N        $       6,973,020           312,887          $22.29
      Class Y         $     57,378,946         2,573,110          $22.30
                      ----------------         ---------
      TOTAL             $1,420,507,737        64,794,202

*Reflects  the  issuance of 213,236  Class A shares,  68,024
Class B  shares,  98,762  Class  C  shares,  67,627  Class N shares,  and 26 Class Y shares of Growth  Fund in a tax-free exchange  for  the  net  assets  of  Jennison  Growth  Fund, aggregating $9,762,440.
------------------------------------------------------------

How have the Funds performed?

      The past performance  information for each Fund is set
forth below,  and for earlier  periods,  in each  respective
Prospectus:  (i) a bar chart detailing  annual total returns of Class A shares of each Fund as of December  31st for each of the ten most recent  full  calendar  years (for  Jennison
Growth Fund, since that Fund's  inception);  and (ii) tables detailing how the average annual total returns,  both before and  after  taxes,  of Growth  Fund's  and  Jennison  Growth
Fund's  Class A,  Class  B,  Class  C,  Class N and  Class Y
shares  compare  to  those  of the  Standard  &  Poor's  500
Composite   Stock  Price  Index  ("S&P  500   Index").   The
after-tax  returns are shown for Class A shares only and are calculated using the historical  highest  individual federal marginal  income  tax rates in  effect  during  the  periods shown  and do not  reflect  the  impact  of  state  or local taxes.  In certain cases,  the figure  representing  "Return
After Taxes on  Distributions  and Sale of Fund  Shares" may
be  higher  than  the  other  return  figures  for the  same period.  A higher  after-tax  return  results when a capital loss occurs upon  redemption and translates  into an assumed tax deduction that benefits the  shareholder.  The after-tax
returns  are   calculated   based  on  certain   assumptions
mandated by  regulation  and your actual  after-tax  returns may differ from those shown,  depending  on your  individual tax  situation.  The  after-tax  returns set forth below are not  relevant  to  investors  who  hold  their  Fund  shares through  tax-deferred  arrangements  such as 401(k) plans or
IRAs  or to  institutional  investors  not  subject  to tax.
Each Fund's past  investment  performance,  before and after taxes,  is not  necessarily  an  indication of how each Fund will perform in the future.

Annual total returns for Jennison  Growth Fund (Class A) (as of 12/31/02) are as follows:

[See appendix to Prospectus and Proxy  Statement for data in bar chart showing  annual total returns for Jennison  Growth
Fund.]

Sales charges and taxes are not included in the
calculations of return in this bar chart, and if those
charges and taxes were included, the returns may be less
than those shown.
For the period from 1/1/03 through  6/30/03,  the cumulative return for  Jennison  Growth  Fund (not  annualized)  before taxes for  Class A shares  was  11.43%.  During  the  period shown in the bar chart,  the highest return (not annualized)
before  taxes for a calendar  quarter  for  Jennison  Growth
Fund  was  2.76%  (4thQtr'02)  and the  lowest  return  (not annualized)  before taxes for a calendar quarter was -16.89%
(2ndQtr'02).

Annual  total  returns  for  Growth  Fund  (Class  A) (as of
12/31/02) are as follows:

[See appendix to Prospectus and Proxy  Statement for data in bar chart showing annual total returns for Growth Fund.]

Sales charges and taxes are not included in the
calculations of return in this bar chart, and if those
charges and taxes were included, the returns may be less
than those shown.
For the period from 1/1/03 through 6/30/03, the cumulative
return for Growth Fund (not annualized) before taxes for
Class A shares was 9.01%. During the period shown in the
bar chart, the highest return (not annualized) before taxes
for a calendar quarter for the Growth Fund was 30.16% (4th
Q'99) and the lowest return (not annualized) before taxes
for a calendar quarter was -25.55% (4th Q'00).

Average  annual  total  returns for the Funds for the period ended December 31, 2002 are as follows:

------------------------------------------------------
Jennison Growth Fund
                                            Life of
-----------------------------   1 Year       Class
------------------------------------------------------
------------------------------------------------------
Class  A  Shares   (inception
2/16/01)                        -34.79%     -26.54%
 Return Before Taxes            -34.79%     -26.54%
Return After Taxes on           -21.19%     -20.62%
  Distributions
Return    After    Taxes   on
Distributions   and  Sale  of
Fund Shares
------------------------------------------------------
S&P 500 Index (from 2/28/01)    -22.09%     -17.14%
------------------------------------------------------
------------------------------------------------------
Class  B  Shares   (inception   -34.74%     -26.42%
2/16/01)
------------------------------------------------------
------------------------------------------------------
Class  C  Shares   (inception   -31.99%     -24.80%
2/16/01)
------------------------------------------------------
------------------------------------------------------
Class  N  Shares   (inception   -31.65%     -22.59%
3/1/01)
------------------------------------------------------
------------------------------------------------------
Class  Y  Shares   (inception   -30.78%     -24.12%
2/16/01)
------------------------------------------------------
-------------------------------------------------------------------------
Growth Fund                                 5 Years        10 Years
                                          (or life of
                                           class, if      (or life of
                                1 Year       less)      class, if less)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Class  A  Shares   (inception
03/15/73)                       -29.98%      -5.24%          4.69%
 Return Before Taxes            -29.98%      -6.27%          2.68%
Return After Taxes on           -18.25%      -3.85%          3.49%
  Distributions
Return    After    Taxes   on
Distributions   and  Sale  of
Fund Shares
-------------------------------------------------------------------------
-------------------------------------------------------------------------
S&P 500 Index (from 12/31/92)   -22.09%      -0.58%          9.34%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Class  B  Shares   (inception   -30.05%      -5.18%          5.24%
08/17/93)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Class  C  Shares   (inception   -27.08%      -4.86%          1.75%
11/01/95)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Class  N  Shares   (inception   -25.49%     -21.40%           N/A
3/1/01)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Class  Y  Shares   (inception   -25.60%      -3.88%          5.93%
06/01/94)
-------------------------------------------------------------------------

Average  annual  total  returns for the Funds for the period ended June 30, 2003 are as follows:

-------------------------------------------------------
Jennison Growth Fund                         Life of

                                1 Year       Class
-------------------------------------------------------
-------------------------------------------------------
Class  A  Shares   (inception
2/16/01)                        -9.96%      -17.98%
 Return Before Taxes            -9.96%      -17.98%
Return After Taxes on           -6.47%      -14.94%
  Distributions
Return    After    Taxes   on
Distributions   and  Sale  of
Fund Shares
-------------------------------------------------------
S&P 500 Index (from 2/28/01)     0.25%      -15.36%
-------------------------------------------------------
-------------------------------------------------------
Class  B  Shares   (inception   -9.85%      -17.62%
2/16/01)
-------------------------------------------------------
-------------------------------------------------------
Class  C  Shares   (inception   -6.20%      -16.61%
2/16/01)
-------------------------------------------------------
-------------------------------------------------------
Class  N  Shares   (inception   -5.59%      -14.39%
3/1/01)
-------------------------------------------------------
-------------------------------------------------------
Class  Y  Shares   (inception   -4.17%      -15.69%
2/16/01)
-------------------------------------------------------

---------------------------------------------------------------------
Growth Fund                     1 Year      5 Years      10 Years
                                          (or life of   (or life of
                                           class, if     class, if
                                             less)         less)
---------------------------------------------------------------------
---------------------------------------------------------------------
Class  A  Shares   (inception
03/15/73)                       -11.84%      -5.26%        5.75%
 Return Before Taxes            -11.84%      -6.29%        3.72%
Return After Taxes on           -7.70%       -4.52%        4.15%
  Distributions
Return    After    Taxes   on
Distributions   and  Sale  of
Fund Shares
---------------------------------------------------------------------
---------------------------------------------------------------------
S&P 500 Index (from 3/31/93)     0.25%       -1.61%       10.04%
---------------------------------------------------------------------
---------------------------------------------------------------------
Class  B  Shares   (inception   -11.85%      -5.18%        5.89%
08/17/93)
---------------------------------------------------------------------
---------------------------------------------------------------------
Class  C  Shares   (inception   -8.15%       -4.88%        2.74%
11/01/95)
---------------------------------------------------------------------
---------------------------------------------------------------------
Class  N  Shares   (inception   -6.57%      -14.34%         N/A
3/1/01)
---------------------------------------------------------------------
---------------------------------------------------------------------
Class  Y  Shares   (inception   -6.30%       -3.89%        6.62%
06/01/94)
---------------------------------------------------------------------
Jennison  Growth Fund's average annual total returns include applicable  sales charges:  for Class A, the current maximum initial sales charge of 5.75%;  for Class B, the  contingent deferred  sales  charge  of 5%  (1-year)  and  3%  (life  of class);  and for  Class C and  Class  N,  the 1%  contingent deferred  sales  charge for the 1-year  period.  There is no sales  charge for Class Y shares.  The  returns  measure the performance  of a  hypothetical  account and assume that all
dividends   and  capital  gains   distributions   have  been
reinvested  in additional  shares.  The  performance  of the
Fund's  Class A shares is compared to the S&P 500 Index,  an unmanaged index of equity securities.  The index performance
includes   reinvestment  of  income  but  does  not  reflect
transaction   costs,   expenses   or   taxes.   The   Fund's
investments vary from the securities in the index.

Growth  Fund's   average   annual  total   returns   include
applicable  sales charges:  for Class A, the current maximum initial sales charge of 5.75%;  for Class B, the  contingent deferred  sales charge of 5% (1-year)  and 2% (5-year);  and for Class C and Class N, the 1%  contingent  deferred  sales charge  for  the  1-year  period.  Because  Class  B  shares convert to Class A shares 72 months after purchase,  Class B
10-year or "life-of-class"  performance does not include any
contingent   deferred   sales   charge   and  uses  Class  A
performance  for the period  after  conversion.  There is no sales  charge for Class Y shares.  The  returns  measure the performance  of a  hypothetical  account and assume that all
dividends   and  capital  gains   distributions   have  been
reinvested  in additional  shares.  The  performance  of the
Fund's  Class A shares is compared to the S&P 500 Index,  an unmanaged index of equity securities.  The index performance
includes   reinvestment  of  income  but  does  not  reflect
transaction   costs,   expenses   or   taxes.   The   Fund's
investments vary from those in the index.
------------------------------------------------------------

      How  Has  Growth   Fund   Performed?   -  Below  is  a
discussion  by the  Manager  of  Growth  Fund's  performance during its fiscal year ended August 31, 2002,  followed by a graphical  comparison  of Growth  Fund's  performance  to an appropriate broad-based market index.

      Management's  Discussion  of  Performance - During the
one-year  period that ended August 31, 2002,  Growth  Fund's performance  outperformed  its benchmark and the majority of its peers amid widespread  declines in stock prices.  Growth
Fund's  above-average  performance  can be  attributed  to a disciplined  investment strategy that focuses on the quality and  sustainability  of a company's  growth,  rather than on
the  sheer   magnitude   of  its   growth.   Growth   Fund's
best-performing  stocks were concentrated in the health care area,  particularly  among health care  services and medical products  companies.  Other  attractive  areas of investment
proved   to   be    consumer    products    companies    and
market-sensitive   financials.    Growth   Fund's   relative
performance  was hurt by declines in capital goods holdings, cable industry holdings,  and individual stocks in a variety of other sectors.

      Comparing  Growth Fund's  Performance  to the Market -
The  graphs   that  follow   show  the   performance   of  a
hypothetical  $10,000  investment in each class of shares of
Growth Fund held until August 31, 2002.  Class A performance is  shown  for a  10-year  period.  For  each  other  class, performance  is measured from  inception of the class:  from
August  17,  1993 for  Class B,  from  November  1, 1995 for
Class C  shares,  from  March 1,  2001 for Class N, and from
June 1, 1994 for Class Y shares.  Growth Fund's  performance reflects the  deduction of the maximum  initial sales charge on Class A shares, the applicable  contingent deferred sales charge  on  Class  B,  Class  C  and  Class  N  shares,  and
reinvestment    of   all    dividends   and   capital   gain
distributions.  Growth Fund's performance is compared to the performance  of the S&P 500 Index,  a  broad-based  index of equity  securities  widely  regarded as a general measure of the  performance  of  the  U.S.  equity  securities  market.
Index  performance  reflects the  reinvestment  of dividends but  does not  reflect  transaction  costs,  and none of the data in the graphs  that  follow  shows the effect of taxes.
Growth  Fund's  performance  reflects  the  effects  of Fund business and  operating  expenses.  While index  comparisons may be  useful to  provide a  benchmark  for  Growth  Fund's
performance,   it  must  be   noted   that   Growth   Fund's
investments  are not  limited to the  securities  in the S&P
500  Index,   which  tend  to  be   securities   of  larger,
well-capitalized companies.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Growth Fund (Class A) and S&P 500 Index.

[Line Graph]
----------------------------------------------------------------------
        Date          Value of Investment in       S&P 500 Index
                               Fund
----------------------------------------------------------------------
----------------------------------------------------------------------
     06/30/1992               9,425                   10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
     09/30/1992               9,977                   10,315
----------------------------------------------------------------------
----------------------------------------------------------------------
     12/31/1992               11,173                  10,834
----------------------------------------------------------------------
----------------------------------------------------------------------
     03/31/1993               11,153                  11,306
----------------------------------------------------------------------
----------------------------------------------------------------------
     06/30/1993               11,016                  11,361
----------------------------------------------------------------------
----------------------------------------------------------------------
     09/30/1993               11,233                  11,653
----------------------------------------------------------------------
----------------------------------------------------------------------
     12/31/1993               11,476                  11,923
----------------------------------------------------------------------
----------------------------------------------------------------------
     03/31/1994               11,228                  11,472
----------------------------------------------------------------------
----------------------------------------------------------------------
     06/30/1994               11,045                  11,520
----------------------------------------------------------------------
----------------------------------------------------------------------
     09/30/1994               11,783                  12,082
----------------------------------------------------------------------
----------------------------------------------------------------------
     12/31/1994               11,749                  12,080
----------------------------------------------------------------------
----------------------------------------------------------------------
     03/31/1995               12,882                  13,255
----------------------------------------------------------------------
----------------------------------------------------------------------
     06/30/1995               14,298                  14,518
----------------------------------------------------------------------
----------------------------------------------------------------------
     09/30/1995               15,495                  15,671
----------------------------------------------------------------------
----------------------------------------------------------------------
     12/31/1995               15,856                  16,614
----------------------------------------------------------------------
----------------------------------------------------------------------
     03/31/1996               16,803                  17,505
----------------------------------------------------------------------
----------------------------------------------------------------------
     06/30/1996               17,300                  18,290
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/1996               17,434                  17,852
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/1996               19,737                  20,839
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/1997               20,478                  21,872
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/1997               21,718                  23,584
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/1997               23,541                  25,104
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/1997               23,232                  26,778
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/1998               24,705                  29,524
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/1998               25,008                  30,814
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/1998               20,806                  27,142
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/1998               24,500                  33,120
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/1999               25,880                  35,358
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/1999               26,922                  37,295
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/1999               29,001                  37,947
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/1999               32,953                  40,040
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/29/2000               44,082                  39,504
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/2000               37,899                  41,200
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/2000               48,461                  44,135
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/2000               33,287                  38,348
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/2001               29,216                  36,267
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/2001               27,269                  36,854
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/2001               24,291                  33,377
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/2001               24,832                  33,665
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/2002               23,679                  32,819
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/2002               22,927                  31,755
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/2002               20,219                  27,373
----------------------------------------------------------------------

------------------------------------------------------------
Class B Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Growth Fund (Class B) and S&P 500 Index.

[Line Graph]
----------------------------------------------------------------------
        Date          Value of Investment in       S&P 500 Index
                               Fund
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/17/1993               10,000                  10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
     09/30/1993               10,217                   9,923
----------------------------------------------------------------------
----------------------------------------------------------------------
     12/31/1993               10,414                  10,153
----------------------------------------------------------------------
----------------------------------------------------------------------
     03/31/1994               10,161                   9,769
----------------------------------------------------------------------
----------------------------------------------------------------------
     06/30/1994                9,980                   9,810
----------------------------------------------------------------------
----------------------------------------------------------------------
     09/30/1994               10,625                  10,288
----------------------------------------------------------------------
----------------------------------------------------------------------
     12/31/1994               10,571                  10,287
----------------------------------------------------------------------
----------------------------------------------------------------------
     03/31/1995               11,557                  11,287
----------------------------------------------------------------------
----------------------------------------------------------------------
     06/30/1995               12,796                  12,363
----------------------------------------------------------------------
----------------------------------------------------------------------
     09/30/1995               13,837                  13,345
----------------------------------------------------------------------
----------------------------------------------------------------------
     12/31/1995               14,126                  14,147
----------------------------------------------------------------------
----------------------------------------------------------------------
     03/31/1996               14,937                  14,907
----------------------------------------------------------------------
----------------------------------------------------------------------
     06/30/1996               15,349                  15,575
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/1996               15,443                  15,202
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/1996               17,445                  17,745
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/1997               18,064                  18,625
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/1997               19,121                  20,083
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/1997               20,683                  21,377
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/1997               20,372                  22,803
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/1998               21,621                  25,141
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/1998               21,841                  26,240
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/1998               18,136                  23,113
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/1998               21,313                  28,204
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/1999               22,468                  30,109
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/1999               23,324                  31,759
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/1999               25,087                  32,314
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/1999               28,506                  34,096
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/29/2000               38,134                  33,640
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/2000               32,785                  35,084
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/2000               41,921                  37,583
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/2000               28,795                  32,656
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/2001               25,274                  30,883
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/2001               23,590                  31,383
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/2001               21,013                  28,422
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/2001               21,481                  28,667
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/2002               20,484                  27,947
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/2002               19,833                  27,041
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/2002               17,490                  23,310
----------------------------------------------------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Growth Fund (Class C) and S&P 500 Index.

[Line Graph]
----------------------------------------------------------------------
        Date          Value of Investment in       S&P 500 Index
                               Fund
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/01/1995               10,000                  10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
     12/31/1995               10,128                  10,640
----------------------------------------------------------------------
----------------------------------------------------------------------
     03/31/1996               10,711                  11,211
----------------------------------------------------------------------
----------------------------------------------------------------------
     06/30/1996               11,006                  11,713
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/1996               11,073                  11,432
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/1996               12,507                  13,345
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/1997               12,952                  14,007
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/1997               13,710                  15,104
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/1997               14,830                  16,077
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/1997               14,607                  17,149
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/1998               15,502                  18,907
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/1998               15,662                  19,734
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/1998               13,001                  17,382
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/1998               15,280                  21,211
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/1999               16,107                  22,643
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/1988               16,726                  23,884
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/1999               17,977                  24,301
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/1999               20,389                  25,642
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/29/2000               27,225                  25,299
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/2000               23,360                  26,385
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/2000               29,819                  28,264
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/2000               20,441                  24,559
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/2001               17,908                  23,226
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/2001               16,681                  23,602
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/2001               14,831                  21,375
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/2001               15,133                  21,559
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/2002               14,403                  21,018
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/2002               13,917                  20,336
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/2002               12,252                  17,530
----------------------------------------------------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Growth Fund (Class N) and S&P 500 Index.

[Line Graph]
----------------------------------------------------------------------
        Date          Value of Investment in       S&P 500 Index
                               Fund
----------------------------------------------------------------------
----------------------------------------------------------------------
     03/01/2001               10,000                  10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/2001                9,246                  10,162
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/2001                8,231                   9,203
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/2001                8,406                   9,283
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/2002                8,011                   9,049
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/2002                7,752                   8,756
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/2002                6,764                   7,548
----------------------------------------------------------------------

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Growth Fund (Class Y) and S&P 500 Index.

[Line Graph]
----------------------------------------------------------------------
        Date          Value of Investment in       S&P 500 Index
                               Fund
----------------------------------------------------------------------
----------------------------------------------------------------------
     06/01/1994               10,000                  10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
     06/30/1994                9,487                   9,755
----------------------------------------------------------------------
----------------------------------------------------------------------
     09/30/1994               10,132                  10,231
----------------------------------------------------------------------
----------------------------------------------------------------------
     12/31/1994               10,103                  10,230
----------------------------------------------------------------------
----------------------------------------------------------------------
     03/31/1995               11,077                  11,224
----------------------------------------------------------------------
----------------------------------------------------------------------
     06/30/1995               12,294                  12,294
----------------------------------------------------------------------
----------------------------------------------------------------------
     09/30/1995               13,328                  13,271
----------------------------------------------------------------------
----------------------------------------------------------------------
     12/31/1995               13,641                  14,069
----------------------------------------------------------------------
----------------------------------------------------------------------
     03/31/1996               14,456                  14,824
----------------------------------------------------------------------
----------------------------------------------------------------------
     06/30/1996               14,889                  15,489
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/1996               15,009                  15,117
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/1996               17,000                  17,647
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/1997               17,648                  18,522
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/1997               18,728                  19,972
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/1997               20,316                  21,259
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/1997               20,065                  22,677
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/1998               21,350                  25,002
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/1998               21,630                  26,095
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/1998               18,005                  22,985
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/1998               21,213                  28,047
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/1999               22,421                  29,942
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/1999               23,332                  31,583
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/1999               25,161                  32,135
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/1999               28,603                  33,907
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/29/2000               38,284                  33,453
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/2000               32,940                  34,889
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/2000               42,159                  37,375
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/2000               28,963                  32,475
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/2001               25,437                  30,712
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/2001               23,766                  31,209
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/2001               21,176                  28,264
----------------------------------------------------------------------
----------------------------------------------------------------------
     11/30/2001               21,675                  28,508
----------------------------------------------------------------------
----------------------------------------------------------------------
     02/28/2002               20,680                  27,792
----------------------------------------------------------------------
----------------------------------------------------------------------
     05/31/2002               20,038                  26,891
----------------------------------------------------------------------
----------------------------------------------------------------------
     08/31/2002               17,682                  23,181
----------------------------------------------------------------------

What are other Key Features of the Funds?

      The  description  of certain key features of the Funds
below  is  supplemented   by  each  Fund's   Prospectus  and
Statement of Additional Information,  which are incorporated by reference.

Investment  Management and Fees - The day-to-day  management
of  the   business   and   affairs   of  each  Fund  is  the
responsibility of the Manager,  however Jennison Growth Fund also  utilizes a  subadviser  to manage the  investment  and reinvestment  of the assets.  The Manager manages the assets
of  Growth   Fund  and  makes  its   respective   investment
decisions.  The portfolio  managers of Jennison  Growth Fund are  employed  by  Jennison  and the  portfolio  manager  of
Growth Fund is employed by the  Manager.  Both Funds  obtain investment  management  services from the Manager  according
to   the   terms   of   management   agreements   that   are
substantially  similar with the  exception  that Growth Fund has lower  management  fees.  Under each  Fund's  investment advisory  agreement,  the Fund pays the  Manager an advisory fee at an annual rate that declines on additional  assets as the Fund grows.

-------------------------------------------------------------------------------
       Jennison Growth Fund1                       Growth Fund1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0.95% of the first $300 million of  0.75% of the first $200 million of
average annual net assets of the    average annual net assets of the Fund,
Fund, and
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0.90% of average annual net assets  0.72% of the next $200 million, in excess of $300 million.
-------------------------------------------------------------------------------
                                   --------------------------------------------
                                   0.69% of the next $200 million,
                                   --------------------------------------------
                                   --------------------------------------------
                                   0.66% of the next $200 million,
                                   --------------------------------------------
                                   --------------------------------------------
                                   0.60% of the next $700 million,
                                   --------------------------------------------
                                   --------------------------------------------
                                   0.58% of the next $1.0 billion,
                                   --------------------------------------------
                                   --------------------------------------------
                                   0.56% of the next $2.0 billion, and
                                   --------------------------------------------
                                   --------------------------------------------
                                   0.54% of the average annual net assets in
                                   excess of $4.5 billion.
                                   --------------------------------------------

1 Based on average annual net assets of the respective Fund.

      As indicated in the table below,  the  management  fee
for Jennison  Growth Fund for the twelve  months ended March
31,  2003 was 0.95% of the  average  annual  net  assets for each class of shares.  The  management  fee for Growth  Fund for the twelve  months ended March 31, 2003 was 0.65% of the average  annual net  assets  for each  class of shares.  The
12b-1  distribution  plans for both Funds are  substantially similar.

           Annual Fund Operating Expense Table
          For the 12 Months Ended March 31, 2003
      (as a percentage of average daily net assets)
-------------------------------------------------------------------------------
12 months ended         Jennison Growth Fund                   Combined Pro
March 31, 2003             Class A shares     Growth Fund   Forma Growth Fund
                                             Class A shares   Class A shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Management Fees                0.95%             0.65%            0.65%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Distribution and/or            0.07%             0.23%            0.23%
Service (12b-1) Fees
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Other Expenses                 0.55%             0.46%            0.46%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Annual  Operating        1.57%             1.34%            1.34%
Expenses
-------------------------------------------------------------------------------
"Other Expenses"  include transfer agent fees and custodial, accounting  and legal  expenses the Funds pay. This chart is for illustrative purposes only.
------------------------------------------------------------

      The net assets  under  management  for Growth  Fund on
March  31,   2003  were   $1,410,745,297   as   compared  to
$9,762,440  for  Jennison  Growth Fund.  Effective  upon the
Closing of the  Reorganization,  the management fee rate for
Growth Fund is  expected  to be 0.65% of average  annual net assets  based on  combined  assets  of the Funds as of March
31, 2003.

      For a detailed  description of each Fund's  investment
management   agreement,   see  the  section  below  entitled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"

      Transfer  Agency  and  Custody  Services  - Both Funds
receive  shareholder  accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer agent and dividend  paying  agent.  It acts on an annual per
account  fee  basis  for  both  Funds.   The  terms  of  the
transfer agency  agreement for both Funds are  substantially similar.

      Citibank,  N.A., located at 111 Wall Street, New York,
NY 10005,  acts as  custodian  of the  securities  and other assets of both Jennison Growth Fund and Growth Fund.

      Distribution Services - OppenheimerFunds  Distributor,
Inc. (the "Distributor")  acts as the principal  underwriter in a  continuous  public  offering  of shares of both Funds, but is not  obligated  to sell a specific  number of shares.
Both Funds have adopted a Service Plan and  Agreement  under
Rule 12b-1 of the  Investment  Company Act for their Class A shares.  The 12b-1  fees for  Class A shares  of both  Funds are  service  plan  fees  which  are a  maximum  of 0.25% of average  annual  net  assets  of Class A  shares.  The 12b-1 fees for the other  classes of both  Funds are  Distribution and Service  plan fees which  include a service fee of 0.25%
of average  annual net assets for Class B, Class C and Class
N  shares  and an  asset-based  sales  charge  of  0.75%  of average  annual  net  assets  for Class B and Class C shares and 0.25% of average annual net assets for Class N shares.

      For   a   detailed    description   of   each   Fund's
distribution-related  services, see the section below titled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"

      Purchases,    Redemptions,    Exchanges    and   other
Shareholder  Services  - Both  Funds  have  nearly  the same requirements  and restrictions in connection with purchases, redemptions  and  exchanges.  In  addition,  each  Fund also
offers  the  same  types  of  shareholder   services.   More
detailed  information   regarding  purchases,   redemptions,
exchanges  and  shareholder  services  can be found below in
the  section   below  titled   "Comparison   of   Investment
Objectives  and  Policies - How do the Account  Features and
Shareholder Services for the Funds Compare?"

      Dividends  and  Distributions  -  Both  Funds  declare
dividends  separately  for  each  class of  shares  from net investment  income  annually  and  pay  those  dividends  to shareholders  in December on a date selected by the Board of each  Fund.  Both  Funds may  realize  capital  gains on the sale of  portfolio  holdings.  If they do,  they  will  make distributions  out of any  short-term  or long-term  capital gains in  December of each year.  There can be no  assurance that either  Fund will pay any  dividends  or capital  gains distributions in a particular year.

      For a detailed  description  of each Fund's  policy on
dividends  and  distributions,   see  the  section  entitled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"

What are the Principal Risks of an Investment in Growth
Fund and Jennison Growth Fund?

      In  evaluating  whether to approve the  Reorganization
and invest in Growth  Fund,  shareholders  should  carefully consider the following risk factors,  the other  information set forth in this  Prospectus  and Proxy  Statement  and the more complete  description  of risk factors set forth in the documents  incorporated by reference  herein,  including the
Prospectuses  of the Funds and their  respective  Statements of Additional Information.

General

      The main  investment  risks of  investing in the Funds
are  substantially  similar  except that Growth Fund is also subject to sector risk. All  investments  have risks to some degree.  Both Funds'  investments  are subject to changes in their value from a number of factors described below.  There is  also  the  risk  that  poor  security  selection  by the
Manager or Subadvisor  will cause the Funds to  underperform other funds having similar objectives.

      These  risks  collectively  form the risk  profiles of
the   Funds,   and  can  affect  the  value  of  the  Funds'
investments,  investment  performance  and prices per share.
These  risks  mean that you can lose money by  investing  in either fund. When you redeem your shares,  they may be worth more or less  than  what  you  paid  for  them.  There is no assurance  that  either  Fund will  achieve  its  investment objective.

Risks of  Investing  in Stocks.  Both  Funds are  subject to the  risks of  investing  in  stocks.  Stocks  fluctuate  in price,  and  their  short-term  volatility  at times  may be
great.   Because  both  Funds  invest  primarily  in  common
stocks  of  U.S.   companies,   the  value  of  each  Fund's
portfolio  will be  affected  by changes  in the U.S.  stock markets.  Market  risk  will  affect  the  Funds'  net asset values per share,  which will fluctuate as the values of the
Funds'   portfolio   securities   change.   The   prices  of
individual  stocks  do not all  move in the  same  direction uniformly or at the same time.  Different  stock markets may behave  differently from each other.  Because both Funds can buy foreign  stocks,  they could both be affected by changes in foreign stock markets.

     Other  factors can affect a particular  stock's  price,
such as poor earnings  reports by the issuer,  loss of major customers,  major litigation  against the issuer, or changes in  government  regulations  affecting  the  issuer  or  its industry.

Sector  Risk.  Growth  Fund is  subject to sector  risk.  To
the  extent  that  the  Fund  focuses  its   investments  in
relatively  few  industry  sectors,  if  those  sectors  are
volatile  or  more   volatile  than  other  sectors  due  to
industry-specific  factors,  there is the  possibility  that the  Fund's  share  price will be more  volatile  than funds that have broader  sector  exposure.  Stocks of issuers in a particular  industry  may be affected by changes in economic conditions, changes in government regulations,  availability of basic resources or supplies,  or other events that affect that  industry  more than others.  To the extent that Growth
Fund increases the relative  emphasis of its  investments in a particular  industry,  its share  values may  fluctuate in response to events affecting that industry.

Risks of Foreign  Investing.  Both Funds are  subject to the risks of  foreign  investing.  Growth  Fund can buy  foreign equity and debt securities.  Jennison Growth Fund can invest in  foreign  securities  and in the  securities  of  foreign issuers  in the  form  of  ADRs.  While  foreign  securities offer special investment opportunities,  they are subject to special  risks that can reduce the Funds'  share  prices and returns.

      The change in value of a foreign  currency against the
U.S.  dollar  will  result  in a change  in the U.S.  dollar value of securities  denominated  in that foreign  currency.
Currency rate changes can also affect the  distributions the
Fund  makes  from  the  income  it  receives   from  foreign
securities.   Foreign   investing   can   result  in  higher
transaction  and  operating  costs  for  the  Fund.  Foreign
issuers  are  not  subject  to  the  same   accounting   and
disclosure   requirements   to  which  U.S.   companies  are
subject.  The value of foreign  investments  may be affected
by   exchange   control   regulations,    expropriation   or
nationalization  of  a  company's  assets,   foreign  taxes,
delays   in   settlement   of   transactions,   changes   in
governmental  economic  or  monetary  policy in the U.S.  or abroad,  or other political and economic  factors.  ADRs may not  necessarily  be denominated in the same currency as the securities into which they may be converted.

How Risky are the Funds Overall?  The risks  described above collectively  form the  overall  risk  profile of the Funds, and can affect the value of the  Funds'  investments,  their
investment   performance   and  their   prices   per  share.
Particular   investments  and  investment   strategies  have
risks.  Both  Funds  are also  subject  to the risk that the stocks  the  Manager  selects  will  underperform  the stock market,  the  relevant  indices or other funds with  similar
investment   objectives   and  investment   strategies.   By
focusing on a  comparatively  smaller  number of investments and  industry  sectors,  Growth  Fund's  risk  is  increased
because  each   investment  has  a  greater  effect  on  its
performance.

     In the short term,  the stock  markets can be volatile,
and the  prices  of the  Funds'  shares  can go up and  down substantially.  Growth  stocks  may be  more  volatile  than other  equity  investments.  The Funds  generally do not use income-oriented  investments  to help  cushion  their  total returns from changes in stock prices.

               REASONS FOR THE REORGANIZATION

      At a meeting  of the  Board of  Trustees  of  Jennison
Growth  Fund held  April  28,  2003,  the  Board  considered whether to approve the proposed  Reorganization and reviewed
and  discussed  with  the  Manager  and  independent   legal
counsel the  materials  provided by the Manager  relevant to the proposed  Reorganization.  Included in the materials was
information   with   respect   to  the   Funds'   respective
investment   objectives  and  policies,   management   fees,
distribution fees and other operating  expenses,  historical performance and asset size.

      The  Board  reviewed  information  demonstrating  that
Jennison  Growth Fund is a  significantly  smaller fund with approximately  $10.4  million  in net assets as of April 23,
2003.  The Board  anticipates  that  Jennison  Growth Fund's assets will not increase  substantially  in size in the near future  and that its  expense  ratio  might  remain  high as fixed  expenses  are borne by a  relatively  small fund.  In comparison,  Growth Fund had  approximately  $1.4 billion in net assets as of April 23, 2003.  After the  Reorganization, the  shareholders  of  Jennison  Growth  Fund  would  become shareholders  of a larger fund that is  anticipated  to have
lower  overall  operating   expenses  than  Jennison  Growth
Fund.  There  can  be no  assurances  that  lower  operating expenses will  continue into the future.  Economies of scale may benefit shareholders of Jennison Growth Fund.

      The Board  considered  the fact that both  Funds  have
similar  investment  objectives.  Jennison Growth Fund seeks long-term  growth of capital and Growth  Fund seeks  capital
appreciation.   Additionally,   the  Board  considered  that
both  Funds  invest in stocks  that,  in the  opinion of the
Fund's    investment    advisor   are   growth    companies.
Furthermore,  their respective  focuses are similar.  Growth
Fund  currently  focuses  on  stocks of  companies  having a large or mid-size  market  capitalization,  meaning above $2
billion.   Similarly,   under  normal   market   conditions,
Jennison  Growth  Fund  invests  at least  65% of its  total
assets  in  equity-related   securities  of  companies  that
exceed  $1  billion  in market  capitalization  and that the
portfolio   managers  believe  have   above-average   growth
prospects.  The Board then  considered  that the  strategies and  associated  risks  of the  two  Funds  differs  because
Growth  Fund  focuses  its  investments  on  the  stocks  of
between   20  to  60   companies   across   relatively   few
industries.   Lastly,  both  Funds  can  invest  in  foreign
securities.

      The Board  noted that  Growth  Fund's  management  fee
ratio  is lower  than  that of  Jennison  Growth  Fund.  The
Board also  considered  that Growth Fund's  performance  has been  comparable  or  slightly  better than that of Jennison
Growth Fund. The Board also  considered  that the procedures for purchases,  exchanges and  redemptions of shares of both
Funds are very  similar  and that both Funds  offer  similar investor services and options.

      The Board also  considered the terms and conditions of
the  Reorganization,  including that there would be no sales charge imposed in effecting the  Reorganization and that the
Reorganization    is    expected    to    be   a    tax-free
reorganization.  The Board  concluded  that Jennison  Growth
Fund's  participation  in the  transaction  is in  the  best interests of the Fund and its shareholders,  notwithstanding that the lower  pro forma  expenses  of the  combined  Funds
(relative  to  Jennison  Growth  Fund) and the  historically better  performance  of Growth  Fund are  subject to change, and that the  Reorganization  would not result in a dilution of  the  interests  of  existing  shareholders  of  Jennison
Growth Fund.

      After  consideration  of the above  factors,  and such
other  factors  and  information  as the  Board of  Jennison
Growth  Fund  deemed  relevant,  the  Board,  including  the
Trustees  who are not  "interested  persons"  (as defined in the Investment  Company Act) of either  Jennison Growth Fund or the Manager  (the  "Independent  Trustees"),  unanimously
approved   the   Reorganization   and   the   Reorganization
Agreement  and  voted  to  recommend  its  approval  to  the shareholders of Jennison Growth Fund.

      The Board of  Growth  Fund  also  determined  that the
Reorganization  was in the best interests of Growth Fund and its  shareholders and that no dilution would result to those shareholders.  Growth Fund  shareholders  do not vote on the
Reorganization.  The Board of  Growth  Fund,  including  the
Independent     Trustees,     unanimously    approved    the
Reorganization and the Reorganization Agreement.

      For the reasons  discussed above, the Board, on behalf
of Jennison  Growth Fund,  recommends  that you vote FOR the
Reorganization   Agreement.   If  shareholders  of  Jennison
Growth  Fund do not approve  the  Reorganization  Agreement, the Reorganization will not take place.

            INFORMATION ABOUT THE REORGANIZATION

This  is  only  a  summary  of  the  material  terms  of the
Reorganization  Agreement.  You should  read the actual form of Reorganization Agreement.  It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If the  shareholders  of Jennison  Growth Fund approve
the Reorganization  Agreement,  the Reorganization will take place after  various  conditions  are  satisfied by Jennison
Growth Fund and Growth Fund,  including  delivery of certain documents.  The  Closing  Date is  presently  scheduled  for
October  17,  2003  and  the  Valuation  Date  is  presently scheduled for October 16, 2003.

      If  shareholders  of Jennison  Growth Fund approve the
Reorganization Agreement,  Jennison Growth Fund will deliver to Growth  Fund  substantially  all of its net assets on the
Closing Date. In exchange,  shareholders  of Jennison Growth
Fund will  receive  Class A,  Class B,  Class C, Class N and
Class Y Growth  Fund  shares  that have a value equal to the dollar  value of the assets  delivered  by  Jennison  Growth
Fund to  Growth  Fund.  Jennison  Growth  Fund  will then be liquidated  and its  outstanding  shares will be  cancelled.
The stock  transfer  books of  Jennison  Growth Fund will be
permanently   closed  at  the  close  of   business  on  the
Valuation  Date. Only  redemption  requests  received by the
Transfer  Agent in  proper  form on or  before  the close of
business  on  the  Valuation   Date  will  be  fulfilled  by
Jennison  Growth Fund.  Redemption  requests  received after that time will be  considered  requests to redeem  shares of
Growth Fund.

      Shareholders  of  Jennison  Growth Fund who vote their
Class A,  Class B,  Class C,  Class N and  Class Y shares in favor of the  Reorganization  will be  electing in effect to redeem  their  shares of  Jennison  Growth Fund at net asset value on the  Valuation  Date,  after  Jennison  Growth Fund subtracts a cash  reserve,  and  reinvests  the  proceeds in
Class A,  Class B,  Class C,  Class N and  Class Y shares of
Growth  Fund at net asset  value.  The cash  reserve is that amount  retained by Jennison  Growth  Fund,  which is deemed sufficient  in the  discretion  of the Board for the payment of the  Fund's  outstanding  debts,  taxes and  expenses  of
liquidation.   The  cash   reserve   is   estimated   to  be
approximately  $33,000 cash.  This amount of cash reserve is reflected in the pro forma  presentation  of net asset value above.  Any  debts  paid  out of the  cash  reserve  will be those debts,  taxes or expenses of  liquidation  incurred by the  Jennison  Growth  Fund on or before the  Closing  Date.
Growth Fund is not  assuming  any debts of  Jennison  Growth
Fund except debts for unsettled securities  transactions and
outstanding   dividend  and  redemption   checks.   Jennison
Growth  Fund  will  recognize  capital  gain  or loss on any
sales   of   portfolio   securities   made   prior   to  the
Reorganization.    The    sales    contemplated    in    the
Reorganization  are anticipated to be in the ordinary course of business of Jennison Growth Fund's activities.

      Under the  Reorganization  Agreement,  within one year
after the Closing  Date,  Jennison  Growth  Fund shall:  (a)
either  pay or  make  provision  for  all of its  debts  and taxes;  and (b) either (i) transfer any remaining  amount of the cash reserve to Growth Fund,  if such  remaining  amount is not material (as defined below) or (ii)  distribute  such remaining  amount to the  shareholders  of  Jennison  Growth
Fund  who  were  shareholders  on the  Valuation  Date.  The remaining  amount  shall be  deemed  to be  material  if the amount to be  distributed,  after  deducting  the  estimated expenses  of the  distribution,  equals or exceeds  one cent per  share of the  number of  Jennison  Growth  Fund  shares outstanding  on the Valuation  Date. In order to qualify for this  rebate,  it is  not  necessary  for a  shareholder  of
Jennison  Growth to continue to hold shares of the  combined entity  after  the  Closing  Date.  If the cash  reserve  is insufficient  to  satisfy  any  of  Jennison  Growth  Fund's liabilities,  the Manager will assume responsibility for any such  unsatisfied  liability.  Within  one  year  after  the
Closing  Date,   Jennison  Growth  Fund  will  complete  its
liquidation.

      Under the  Reorganization  Agreement,  either Jennison
Growth Fund or Growth Fund may  abandon  and  terminate  the
Reorganization  Agreement  for any reason and there shall be no liability for damages or other recourse  available to the other Fund,  provided,  however,  that in the event that one of the Funds  terminates this Agreement  without  reasonable cause, it shall,  upon demand,  reimburse the other Fund for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

      To the extent  permitted  by law,  the Funds may agree
to amend the  Reorganization  Agreement without  shareholder approval.  They may also agree to terminate  and abandon the
Reorganization   at  any  time  before  or,  to  the  extent
permitted  by law,  after the  approval of  shareholders  of
Jennison Growth Fund.
Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and mailing the proxies and this
Prospectus  and Proxy  Statement  will be borne by  Jennison
Growth  Fund.  Those  printing  costs and mailing  costs are estimated  to  be  $12,248  and  $3,693,  respectively.  The
Funds will bear the cost of their  respective  tax opinions.
Any  documents  such  as  existing  prospectuses  or  annual reports  that are  included  in the  proxy  mailing  or at a shareholder's  request  will be a cost of the  Fund  issuing the document.  Any other  out-of-pocket  expenses associated with  the  Reorganization  will be paid by the  Funds in the amounts  incurred  by  each.  The  approximate  cost  of the
Reorganization  is  $30,971  for  Jennison  Growth  Fund and
$15,655 for Growth Fund.

What are the Tax Consequences of the Reorganization?

      The   Reorganization  is  intended  to  qualify  as  a
tax-free  reorganization  for  federal  income tax  purposes under  Section  368(a)(1)  of the  Internal  Revenue Code of
1986,  as  amended.   Based  on  certain   assumptions   and
representations  received  from  Jennison  Growth  Fund  and
Growth Fund,  it is expected to be the opinion of Deloitte &
Touche  LLP,  tax  advisor to  Jennison  Growth  Fund,  that shareholders  of Jennison Growth Fund will not recognize any gain or loss for federal  income tax purposes as a result of the exchange of their shares for shares of Growth Fund,  and that  shareholders  of Growth  Fund will not  recognize  any
gain  or  loss  upon  receipt  of  Jennison   Growth  Fund's
assets.  In addition,  neither Fund is expected to recognize a gain  or  loss  as a  result  of the  Reorganization.  The holding  period  of  Growth  Fund  shares  received  in that exchange will include the period that  Jennison  Growth Fund shares  were  held  (provided  such  shares  were  held as a capital  asset on the  Closing  Date).  If this  type of tax opinion is not  forthcoming  by the Closing  Date,  the Fund may still  choose  to go  forward  with the  Reorganization, pending  re-solicitation  of  shareholders  and  shareholder approval.

      Immediately  prior  to the  Valuation  Date,  Jennison
Growth  Fund will pay a dividend  which will have the effect of distributing to Jennison Growth Fund's  shareholders  all of Jennison  Growth Fund's net  investment  company  taxable income for taxable  years  ending on or prior to the Closing
Date   (computed   without   regard  to  any  deduction  for
dividends  paid) and all of its net capital  gains,  if any, realized in taxable  years ending on or prior to the Closing
Date  (after  reduction  for  any  available   capital  loss
carry-forward).  Such  dividends  will  be  included  in the taxable  income of Jennison  Growth Fund's  shareholders  as ordinary income and capital gain, respectively.

      You will continue to be  responsible  for tracking the
purchase  cost and holding  period of your shares and should consult your tax advisor  regarding  the effect,  if any, of
the    Reorganization    in   light   of   your   individual
circumstances.  You should also  consult your tax advisor as to state and local and other tax  consequences,  if any,  of the  Reorganization  because this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N
and Class Y shares of each Fund?

      The   rights  of   shareholders   of  both  Funds  are
substantially  the same.  Class A, Class B, Class C, Class N and  Class Y shares of Growth  Fund will be  distributed  to shareholders  of Class  A,  Class  B,  Class C,  Class N and
Class Y shares of Jennison  Growth  Fund,  respectively,  in connection  with  the  Reorganization.  Each  share  will be fully  paid and  nonassessable  when  issued,  will  have no preemptive or conversion  rights and will be transferable on the books of Growth Fund.  Each Fund's  Declaration of Trust contains an express  disclaimer  of  shareholder  or Trustee liability  for the  Fund's  obligations,  and  provides  for indemnification  and  reimbursement  of expenses  out of its property for any shareholder held personally  liable for its obligations.  Neither Fund permits  cumulative  voting.  The shares of Growth  Fund will be  recorded  electronically  in each  shareholder's  account.  Growth  Fund will then send a confirmation  to each  shareholder.  Shareholders of Class A
shares  of  Jennison   Growth  Fund   holding   certificates
representing  their shares will not be required to surrender their  certificates in connection  with the  reorganization.
However,  former  Class A  shareholders  of Jennison  Growth
Fund  whose  shares are  represented  by  outstanding  share certificates  will not be  allowed to  redeem,  transfer  or
pledge   shares  of  Growth   Fund  they   receive   in  the
Reorganization  until  the  certificates  for the  exchanged
Jennison  Growth  Fund  shares  have  been  returned  to the
Transfer Agent.

      Like  Jennison  Growth  Fund,  Growth  Fund  does  not
routinely hold annual shareholder meetings.

      COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This  section  describes  key  investment  policies of
Jennison   Growth   Fund  and  Growth   Fund,   and  certain
noteworthy  differences  between the  investment  objectives and  policies of the two Funds.  For a complete  description of Growth  Fund's  investment  policies  and  risks,  please
review  its   Prospectus   and   Statement   of   Additional
Information  dated  October 23, 2002  revised  February  12,
2003,  as  supplemented  July 18, 2003.  That  Prospectus is attached  to  this  Prospectus  and  Proxy  Statement  as an enclosure and is incorporated herein by reference.

Are   there  any   significant   differences   between   the
investment objectives and strategies of the Funds?

      In considering  whether to approve the Reorganization,
shareholders  of Jennison  Growth Fund should  consider  the differences in investment objectives,  policies and risks of the Funds.  Additional  information  about both Funds is set
forth  in  their   respective   Statements   of   Additional
Information and Annual  Reports,  which may be obtained upon request  to  the  Transfer  Agent.  See  "Information  about
Jennison Growth Fund" and "Information about Growth Fund."

      Jennison  Growth  Fund and  Growth  Fund have  similar
investment    objectives.    Growth   Fund   seeks   capital
appreciation   and  Jennison  Growth  Fund  seeks  long-term
growth  of   capital.   Additionally,   both  Funds   invest
primarily in the common stocks of U.S.  companies.  However,
Growth Fund  focuses its  portfolio  by investing in between
20 to 60  companies.  As such,  the strategy of investing in relatively  few  companies  and  industries  may subject the
Fund to greater risk and  increased  volatility  than a less
focused  fund.   Furthermore,   both  Funds  may  invest  in
foreign securities.  Specifically,  Jennison Growth Fund may invest up to 20% of its total  assets in foreign  securities of both foreign  governments  and  companies and Growth Fund may invest up to 25% of its total  assets in foreign  equity and debt securities.

What are the Main Risks  Associated  with an  Investment  in the Funds?

      Like all  investments,  an  investment  in both of the
Funds  involves  risk.  There is no  assurance  that  either
Fund will meet its  investment  objective.  The  achievement
of  the  Funds'  goals   depends  upon  market   conditions,
generally,  and on the portfolio  manager's  analytical  and portfolio  management  skills.  The  risks  described  below collectively  form the risk  profiles of the Funds,  and can affect  the  value  of the  Funds'  investments,  investment performance  and prices  per  share.  There is also the risk that poor securities  selection by the Manager or Subadvisor will cause the respective Fund to  underperform  other funds having a similar  objective.  These  risks mean that you can lose  money by  investing  in either  Fund.  When you redeem your  shares,  they may be worth  more or less than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      Both  Funds  invest  primarily  in growth  stocks  and
currently  focus  on  more   established   U.S.   companies.
Although  the  Funds  do  not  limit  their  investments  to issuers  in a  particular  market  capitalization  range  or ranges,  they  currently  focus  on  large-cap  and  mid-cap issuers.  To  focus  its  portfolio,  Growth  Fund  normally invests in between 20 and 60  companies  of  relatively  few industries.

Other Equity  Securities.  Both Funds emphasize  investments in common  stocks.  However,  Jennison  Growth  Fund can buy preferred stocks,  warrants and securities  convertible into common  stock,  which may be  subject  to  credit  risks and interest  rate risks.  Growth Fund can by  preferred  stocks and  securities  convertible  into  common  stock.  Jennison
Growth Fund may also invest in American  Depository Receipts
("ADRs"),  warrants  and  rights  that can be  exercised  to obtain stock, and real estate investment trusts.

Industry  Focus.  Growth  Fund  invests  in between 20 to 60 companies of relatively  few  industries.  Stocks of issuers in a  particular  industry  might be  affected by changes in
economic    conditions   or   by   changes   in   government
regulations,  availability  of basic  resources or supplies,
or  other  events  that  affect  that   industry  more  than
others.  To the extent  that the  Growth  Fund has a greater emphasis on investments in a particular industry,  its share values may  fluctuate in response to events  affecting  that industry.  As such,  if those  industries  are  volatile  or more volatile than others due to industry-specific  factors, there is the  possibility  that the Fund's  share price will be more volatile than funds that have broader exposure.

Cyclical  Opportunities.  Jennison  Growth  Fund may seek to
take   advantage  of  changes  in  the  business   cycle  by
investing in companies  that are  sensitive to those changes if the Subadvisor  believes they have growth potential.  For example,  when the economy is  expanding,  companies  in the consumer  durables  and  technology  sectors may benefit and offer long-term growth  opportunities.  The Fund may seek to take tactical  advantage of short-term  market  movements or events affecting particular issuers or industries.

Foreign   Investing.   Both   Funds  can   purchase   equity
securities  issued or  guaranteed  by foreign  companies  or debt  securities  issued by  foreign  governments.  Jennison
Growth  Fund can  invest  up to 20% of its  total  assets in foreign  securities,  including both foreign governments and companies  but does not expect to hold  significant  amounts of foreign debt  securities.  Growth Fund  currently  limits its  investments in foreign  securities to not more than 10%
of its total  assets,  although it has the ability to invest up to 25% of its total assets.

      Jennison  Growth Fund may invest in the  securities of
foreign  issuers  in the form of ADRs,  European  Depository
Receipts  ("EDRs")  or  other  securities  convertible  into securities  of foreign  issuers.  For purposes of the limits above,  the  Subadvisor  does not  consider  ADRs and  other similar receipts or shares to be foreign securities.
      Jennison  Growth Fund may purchase the  securities  of
certain  foreign  investment   corporations  called  passive
foreign  investment  companies  ("PFICs")  and is subject to certain percentage  limitations under the Investment Company
Act relating to the  purchase of  securities  of  investment companies,  and,  consequently,  Jennison  Growth  Fund  may subject  its  investments  in  other  investment  companies, including  PFICs, to the limitation that no more than 10% of the value of the  Fund's  total  assets may be  invested  in such securities.

      While  foreign  securities  offer  special  investment
opportunities,  they also have special risks.  The change in value of a foreign  currency  against  the U.S.  dollar will result in a change in the U.S.  dollar  value of  securities denominated in that foreign  currency.  Foreign  issuers are
not   subject  to  the  same   accounting   and   disclosure
requirements  to  which  U.S.  companies  are  subject.  The value of foreign  investments  may be  affected  by exchange control  regulations,  expropriation or nationalization of a company's  assets,  foreign  taxes,  delays in settlement of transactions,  changes in governmental  economic or monetary policy  in the  U.S.  or  abroad,  or  other  political  and economic factors.

Special  Risks of  Emerging  Markets.  Jennison  Growth Fund
can invest in emerging  markets.  In  contrast,  Growth Fund does not.  Emerging and  developing  markets  present  risks not found in more mature  markets.  Emerging and  developing markets  abroad may also  offer  special  opportunities  for growth  investing but have greater risks than more developed
foreign   markets,   such  as  those  in   Europe,   Canada,
Australia,   New  Zealand  and  Japan.  There  may  be  less
liquidity in their  securities  markets,  and settlements of
purchases  and  sales  of  securities   may  be  subject  to
additional  delays.  They are  subject to  greater  risks of limitations  on  the  repatriation  of  income  and  profits
because   of   currency   restrictions   imposed   by  local
governments.  Those  countries  may also be  subject  to the risk of greater  political and economic  instability,  which can greatly  affect the  volatility  of prices of securities in those countries.

Illiquid and  Restricted  Securities.  Both Funds can invest in illiquid or restricted  securities.  Growth Fund will not invest  more  than  10% of its net  assets  in  illiquid  or restricted  securities.  However,  the Board of the Fund can increase  that limit to 15%.  Jennison  Growth Fund will not invest  more  than  15% of its net  assets  in  illiquid  or restricted  securities.  Investments may be illiquid because they  do not  have  an  active  trading  market,  making  it difficult  to value them or dispose of them  promptly  at an acceptable  price.  Restricted  securities  may  have  terms that limit their  resale to other  investors  or may require registration  under federal  securities laws before they can be sold publicly.

Derivative  Investments.  Both  Funds can invest in a number of different  kinds of  "derivative"  investments.  However, neither  Fund  uses or  contemplates  using  derivatives  or hedging  instruments  to a significant  degree and the Funds are not obligated to use them in seeking  their  objectives.
In general terms,  a derivative  investment is an investment contract  whose  value  depends on (or is derived  from) the value  of an  underlying  asset,  interest  rate  or  index.
Jennison  Growth Fund can use  options,  futures  contracts, structured  notes  such as  indexed  securities  or  inverse securities,  equity-linked  debt  securities  of an  issuer, collateralized  mortgage  obligations  ("CMOs")  and hedging
instruments.   Growth   Fund   can  use   options,   futures
contracts,  equity-linked  debt  securities of an issuer and
other   hedging   instruments.    In   addition   to   using
derivatives   for  hedging,   both  Funds  might  use  other
derivative  investments because they offer the potential for increased income and principal value.

      Derivatives   have   risks.   If  the  issuer  of  the
derivative  does not pay the amount due,  the Funds can lose
money  on  the  investment.   The  underlying   security  or
investment  on  which  the  derivative  is  based,  and  the derivative itself,  might not perform the way the Manager of
Growth  Fund and the  Subadvisor  of  Jennison  Growth  Fund
expected  it to  perform.  Interest  rate and  stock  market changes  in the  U.S.  and  abroad  may also  influence  the performance  of  derivatives.  As a result  of these  risks, both Funds could  realize less  principal or income from the
investment   than   expected   or  their   hedge   might  be
unsuccessful.  If that  happens,  the  Funds'  share  prices could  fall.  Certain  derivative  investments  held  by the
Funds may be illiquid.

      Certain  types of  investments  or trading  strategies
(such  as   borrowing   money  to  increase  the  amount  of
investment)  may be subject to leverage  risk.  This means a
relatively   small  market  movement  may  result  in  large
changes in the value of an investment.  Certain  investments or trading  strategies  that involve  leverage can result in losses that greatly exceed the amount  originally  invested.
Derivatives  may be difficult or  impossible  to sell at the time that the  seller  would  like or at the price  that the seller believes the security is currently worth.

Hedging.  Both  Funds  can buy and  sell  certain  kinds  of
futures   contracts,   put  and  call  options  and  forward
contracts  and in the case of Jennison  Growth Fund,  swaps.
These are all  referred  to as  "hedging  instruments."  The
Funds are not  required  to hedge to seek their  objectives.
The Funds have  limits on their use of hedging  and types of hedging  instruments  that can be used,  and do not use them for speculative purposes.

      Some of these  strategies  could be used to hedge  the
Funds' portfolio against price  fluctuations.  Other hedging strategies,  such as buying futures and call options,  could increase  the  Funds'  exposure  to the  securities  market.
Forward  contracts  can be  used  to try to  manage  foreign currency  risks on the Funds' foreign  investments.  Foreign currency  options  can be  used  to try to  protect  against declines  in the  dollar  value of  foreign  securities  the
Funds own,  or to protect  against an increase in the dollar cost of buying foreign securities.

      There are also  special  risks in  particular  hedging
strategies.   Options   trading   involves  the  payment  of
premiums  and has special  tax effects on the Funds.  If the
Subadvisor  for Jennison  Growth  Fund,  and the Manager for
Growth Fund used a hedging  instrument  at the wrong time or judged market conditions  incorrectly,  the hedge might fail and the  strategy  could  reduce  the  Funds'  return.  Both
Funds  could also  experience  losses if the prices of their futures  and  options  positions  were not  correlated  with their  other  investments  or if they  could not close out a position because of an illiquid market.

Portfolio  Turnover.  Both  Funds can  engage in  short-term trading  to  seek  their  objective  and  each  may  have  a turnover  rate in  excess  of 100%  annually,  which  may be
considered  high.   Portfolio   turnover  affects  brokerage
costs the Funds  pay.  If the Funds  realize  capital  gains when  portfolio  investments  are sold,  generally they must pay out  those  gains to  shareholders,  increasing  taxable distributions.

Debt   Securities.   Jennison  Growth  Fund  may  invest  in
corporate   bond   obligations,   as  well   as   government
obligations   and    mortgage-related    securities.    Debt
securities   are   selected   primarily   for  their  income
possibilities  and their relative  emphasis in the portfolio may be  greater  when the  stock  market  is  volatile.  For example,  when  interest  rates  are  falling,  or when  the credit  quality of a  particular  issuer is  improving,  the portfolio  manager might buy debt  securities  for their own appreciation  possibilities.  Jennison  Growth  Fund  has no limit on the range of maturities  of the debt  securities it can buy.

    The  Subadvisor  for Jennison  Growth Fund does not rely
solely on ratings by rating  organizations in selecting debt securities,  but also  uses  its own  judgment  to  evaluate particular  issues as well as business and economic  factors affecting an issuer.  The debt  securities the Fund buys may be rated by  nationally-recognized  rating  organizations or they may be  unrated  securities  assigned  a rating  by the
Subadvisor.

Investing  in Small,  Unseasoned  Companies.  Both Funds can
invest  in  small,  unseasoned  companies.  Jennison  Growth
Fund can invest without limit and, as a fundamental  policy,
Growth  Fund will not invest  more than 15% of total  assets
(current  intent  is not to  exceed  5% of  net  assets)  in
securities  of  small,   unseasoned  companies.   These  are
companies  that have been in  operation  for less than three
years,   including  the  operations  of  any   predecessors.
Securities  of these  companies may be subject to volatility in their  prices.  They may have a limited  trading  market, which may adversely  affect the Funds' ability to dispose of them and can  reduce  the price  the Funds  might be able to obtain  for  them.  Other  investors  that  own  a  security issued by a small,  unseasoned  issuer  for  which  there is limited  liquidity  might trade the security  when the Funds
are   attempting  to  dispose  of  their  holdings  of  that
security.  In that  case the  Funds  might  receive  a lower price for their  holdings than might  otherwise be obtained.
These are more  speculative  securities and can increase the
Funds' overall portfolio risks.

Investment in Other  Investment  Companies.  Both Funds can,
under  certain  circumstances,  invest  in other  investment companies.  Jennison  Growth  Fund can  invest  up to 10% of its total  assets in shares of other  investment  companies.
It  can  invest  up to 5% of its  total  assets  in any  one investment  company,  but  cannot  own  more  than 3% of the outstanding  voting  securities of that investment  company.
These  limitations  do not  apply to  shares  acquired  in a merger, consolidation, reorganization or acquisition.

      As a  non-fundamental  policy,  Growth Fund  generally
cannot invest in securities of other  investment  companies, except to the extent permitted under the Investment  Company
Act, the rules or  regulations  thereunder  or any exemption therefrom,  as such  statute,  rules or  regulations  may be amended or interpreted from time to time.

      An  investment  in  another   investment  company  may
involve the payment of substantial  premiums above the value of such  investment  company's  portfolio  securities and is subject to  limitations  under the  Investment  Company Act.
As a shareholder in an investment  company,  a fund would be subject to its ratable  share of that  investment  company's expenses,  including its advisory and  administration  fees.
At the same time,  that fund  would bear its own  management fees and other  expenses.  The Funds do not intend to invest in other  investment  companies  unless  the  Manager or the
Subadvisor  believes  that  the  potential  benefits  of the investment  justify  the  payment of any  premiums  or sales charges.

Repurchase  Agreements.  Both Funds can  acquire  securities
subject   to   repurchase   agreements.   In  a   repurchase
transaction,   the   Funds   buy  a   security   from,   and
simultaneously   resell  it  to,  an  approved   vendor  for
delivery on an  agreed-upon  future  date.  The resale price exceeds the  purchase  price by an amount  that  reflects an agreed-upon  interest  rate  effective for the period during which  the  repurchase  agreement  is  in  effect.  Approved vendors  include U.S.  commercial  banks,  U.S.  branches of foreign banks, or  broker-dealers  that have been designated as primary dealers in government securities.  They must meet credit  requirements  set by the Funds' Manager from time to time.

      The  majority  of these  transactions  run from day to
day, and delivery  pursuant to the resale  typically  occurs
within  one  to  five  days  of  the  purchase.   Repurchase
agreements  having a maturity  beyond seven days are subject to the Funds' limits on holding  illiquid  investments.  The
Funds  will  not  enter  into a  repurchase  agreement  that causes more than 15% of Jennison's  Growth Fund's net assets and  10% of  Growth  Fund's  net  assets  to be  subject  to repurchase  agreements  having a maturity beyond seven days.
There is no limit on the  amount of the  Funds'  net  assets
that  may  be  subject  to  repurchase   agreements   having
maturities of seven days or less.

      Pursuant to an Exemptive  Order issued by the SEC, the
Funds,  along with other affiliated  entities managed by the
Manager,  may transfer  uninvested cash balances into one or
more  joint   repurchase   accounts.   These   balances  are
invested in one or more  repurchase  agreements,  secured by
U.S. government  securities.  Securities that are pledged as
collateral   for   repurchase   agreements  are  held  by  a
custodian  bank  until the  agreements  mature.  Each  joint repurchase  arrangement  requires  that the market  value of the  collateral be sufficient to cover  payments of interest and  principal;  however,  in the  event of  default  by the other  party  to the  agreement,  retention  or  sale of the collateral may be subject to legal proceedings.

Loans of  Portfolio  Securities.  Both  Funds can lend their portfolio securities to brokers,  dealers and other types of financial  institutions  approved  by the  Funds'  Boards of
Trustees to raise cash for liquidity  purposes.  These loans are  limited  to not more  than 25% of the  value of each of the Funds' total assets.  The Funds  currently do not intend to engage in loans of  securities,  but if they do so,  such loans will not likely  exceed 5% of each of the Funds' total assets.

      There are some  risks in  connection  with  securities
lending.  The Funds might  experience  a delay in  receiving additional  collateral  to  secure  a loan,  or a  delay  in
recovery   of  the  loaned   securities   if  the   borrower
defaults.  The Funds must receive collateral for a loan.

      When they lend  securities,  the Funds receive amounts
equal to the  dividends  or interest  on loaned  securities.
They also receive one or more of (a)  negotiated  loan fees,
(b)  interest  on  securities  used as  collateral,  and (c)
interest on any short-term  debt  securities  purchased with such loan collateral.  Either type of interest may be shared with  the  borrower.  The  Funds  may  also  pay  reasonable finder's,  custodian and  administrative  fees in connection with these  loans.  The terms of the Funds'  loans must meet applicable  tests under the  Internal  Revenue Code and must permit  the Funds to  reacquire  loaned  securities  on five days' notice or in time to vote on any important matter.

Interfund  Borrowing  and Lending  Arrangements.  Both Funds
may engage in borrowing  and lending  activities  with other funds in the  OppenheimerFunds  complex consistent with both
Funds'  fundamental  policies  and  pursuant to an exemptive
order  issued  by  the  SEC.   Implementation  of  interfund
lending  will be  accomplished  consistent  with  applicable regulatory  requirements,  including  the  provisions of the
SEC order.

      The  Funds  will  not  borrow  from  affiliated  funds
unless the terms of the borrowing  arrangement  are at least
as  favorable  as  the  terms  the  Funds  could   otherwise
negotiate  with a third  party.  To  assure  that the  Funds will not be  disadvantaged  by borrowing  from an affiliated fund, certain safeguards may be implemented.

      There is a risk that a  borrowing  fund  could  have a
loan called on one day's notice. In that  circumstance,  the
Funds might have to borrow from a bank at a higher  interest cost if  money  to lend  were  not  available  from  another
Oppenheimer  fund.  When  a fund  lends  assets  to  another affiliated  fund, the fund is subject to the credit that the borrowing fund fails to repay the loan.

Real Estate  Investment  Trusts.  Only Jennison  Growth Fund
may  invest  in  equity   Real  Estate   Investment   Trusts
("REITs").  REITs are entities  which either own  properties or make  construction  or mortgage  loans.  Equity REITs may also include operating or financing companies.  Equity REITs own real  estate  directly  and the  value  of,  and  income
earned  by,  the  Fund   depends  upon  the  income  of  the
underlying  properties  and the  rental  income  they  earn.
Equity  REITs  can also  realize  capital  gains by  selling properties  that have  appreciated  in  value.  The value of
securities   issued  by  REITs  are   affected  by  tax  and
regulatory  requirements  and by  perceptions  of management skill.  They are also subject to heavy cash flow dependency, defaults  by  borrowers  or tenants,  self-liquidation,  the possibility of failing to qualify for tax-free  status under
the  Internal   Revenue   Code,   and  failing  to  maintain
exemption  from the  Investment  Company Act.  Because REITs
normally  pay  on  advisory  fee  and  other   expenses,   a
shareholder  in these  Funds may be subject  to  duplicative fees and expenses.

Short Sales.  Only Jennison  Growth Fund may invest in short positions.  Jennison  Growth  Fund may make  short  sales of securities,  either as a hedge against potential declines in value of a  portfolio  security  or to realize  appreciation when a  security  that the Fund  does  not own  declines  in value.  Jennison  Growth Fund will not make a short sale if, after  giving  effect to such sale,  the market value of all securities  sold short  exceeds 5% of the value of its total assets.  Jennison  Growth  Fund may also  make  short  sales
"against   the   box"   without   being   subject   to  such
limitations.  In this  type of  short  sale,  at the time of
the  sale,   the  Fund  owns  or  has  the   immediate   and
unconditional  right to acquire the identical security at no additional cost.

Temporary  Defensive  and Interim  Investments.  In times of
adverse  or   unstable   market,   economic   or   political
conditions,  both  Funds  can  invest  up to 100%  of  their
assets  in   temporary   defensive   investments   that  are
inconsistent   with   the   Funds'   principal    investment
strategies.  Generally they would be cash equivalents  (such as commercial paper),  money market instruments,  short-term debt  securities,  U.S.  government  securities,  repurchase
agreements  and  in  the  case  of  Jennison   Growth  Fund,
purchase  and sales  contracts  and other  investment  grade debt  securities.  Both Funds can invest in such  short-term securities for cash management  purposes.  To the extent the
Funds invest  defensively  in these  securities,  they might not achieve their investment objectives.

What  are the  fundamental  investment  restrictions  of the
Funds?

      Both  Funds   have   certain   additional   investment
restrictions that are fundamental policies,  changeable only by shareholder  approval.  Both Funds' investment objectives
are  fundamental  policies.   Generally,   these  investment
restrictions   are   similar   between  the  Funds  and  are
discussed below:

Diversification:  Neither Fund can buy  securities  issued
or  guaranteed  by any one  issuer  if more than 5% of its
total  assets  would be  invested  in  securities  of that
issuer  or if it  would  then  own  more  than 10% of that
issuer's voting  securities.  That restriction  applies to
75% of  the  Fund's  total  assets.  The  limit  does  not
apply to securities  issued by the U.S.  Government or any
of its agencies or  instrumentalities  (or  securities  of
other investment companies for Jennison Growth Fund).
Commodities:  Neither  Fund  can  invest  in  commodities,
except as described  herein.  Jennison  Growth Fund cannot
invest  in  physical  commodities  or  physical  commodity
contracts.  However,  the Fund  can buy and  sell  hedging
instruments  to the  extent  specified  in its  Prospectus
and its Statement of Additional  Information  from time to
time.   Jennison   Growth  Fund  can  also  buy  and  sell
options,  futures,  securities or other instruments backed
by, or the  investment  return  from  which,  is linked to
changes  in the price  of,  physical  commodities.  Growth
Fund cannot invest in commodities  or commodity  contracts
other than the  hedging  instruments  permitted  by any of
its  other  fundamental  policies,  whether  or  not  such
hedging  instrument  is  considered  to be a commodity  or
commodity contract

Loans:  Neither  Fund can make loans,  except as described
herein.  Jennison  Growth Fund  cannot  make loans  except
(a)  through  lending  of  securities,   (b)  through  the
purchase  of  debt  instruments,  loan  participations  or
similar   evidences  of   indebtedness,   (c)  through  an
inter-fund  lending program with other  affiliated  funds,
and  (d)  through  repurchase   agreements.   Growth  Fund
cannot make loans,  except to the extent  permitted  under
the  Investment  Company  Act,  the  rules or  regulations
thereunder or any exemption  therefrom  that is applicable
to the Fund, as such  statute,  rules or  regulations  may
be amended or interpreted from time to time.

Borrowing:  Neither  Fund can borrow,  except as described
herein.  Jennison  Growth  Fund  cannot  borrow  money  in
excess  of 33  1/3%  of the  value  of its  total  assets.
Jennison  Growth  Fund may borrow  only from banks  and/or
affiliated  investment  companies.  With  respect  to this
fundamental  policy,  Jennison Growth Fund can borrow only
if it  maintains a 300% ratio of assets to  borrowings  at
all  times  in the  manner  set  forth  in the  Investment
Company  Act.  Growth  Fund may not borrow  money,  except
as permitted by the  Investment  Company Act, the rules or
regulations  thereunder  or any exemption  therefrom  that
is  applicable  to the  Fund,  as such  statute,  rules or
regulations  may be  amended or  interpreted  from time to
time.

Concentration:     Neither     Fund    can     concentrate
investments,  meaning  that  neither  Fund can  invest 25%
or  more  of its  total  assets  in  companies  in any one
industry.  The  limit  for  Growth  Fund does not apply to
securities  issued or  guaranteed  by the U.S.  government
or  its  agencies  and   instrumentalities  or  securities
issued by investment companies.

Underwriting:  Neither Fund can  underwrite  securities of
other companies.  A permitted  exception is in case a Fund
is deemed to be an  underwriter  under the  Securities Act
of 1933 when  reselling any  securities  held in their own
portfolio.

Real  Estate:  Neither  Fund can  invest  in real  estate.
However,   each  Fund  can   purchase   readily-marketable
securities  of companies  holding real estate or interests
in real estate.

Senior   Securities:   Neither   Fund  can  issue   senior
securities.  However,  that  restriction does not prohibit
either  Fund from  borrowing  money  subject to the Funds'
existing   investment  policies  and  from  entering  into
margin,  collateral  or escrow  arrangements  permitted by
its  other  investment  policies.   Growth  Fund's  policy
regarding  senior  securities is an operating policy which
is  not  a  fundamental  policy  but  which  will  not  be
changed without shareholder approval.

Percentage   Restrictions:   Only   Growth   Fund   has  a
fundamental  policy  pursuant  to which  the  Fund  cannot
deviate  from the  percentage  restrictions  that apply to
its   investments   in   small,    unseasoned   companies,
borrowing for leverage and loans of portfolio securities.

Do  the  Funds   have  any   Restrictions   that  are  not
Fundamental?   The   Funds   have  a   number   of   other
investment   restrictions   that   are   not   fundamental
policies,  which  means  that they can be  changed by vote
of a  majority  of a  Fund's  Board  of  Trustees  without
shareholder approval (except as indicated below).

Investment  for  Control:   Jennison  Growth  Fund  cannot
invest in companies  for the purpose of acquiring  control
or management of them.

Pledging  Assets:  Jennison  Growth  Fund  cannot  pledge,
mortgage or hypothecate any of its assets.  However,  this
does not  prohibit  the escrow  arrangements  contemplated
by writing  covered  call options or other  collateral  or
margin   arrangements   in  connection  with  any  of  the
hedging   instruments   permitted  by  any  of  its  other
investment policies.

How do the Account Features and Shareholder Services for
the Funds Compare?

      Investment  Management  - Pursuant to each  investment
advisory  agreement,  the  Manager  acts  as the  investment advisor  for both  Funds.  For  Jennison  Growth  Fund,  the
Manager  has   retained   Jennison   Associates   LLC,   the
Subadvisor,  to  provide  day-to-day  portfolio  management.
The  sub-advisory  fee is paid by the  Manager  based on the
Fund's  average  annual net  assets.  Under the  Subadvisory
Agreement for Jennison  Growth Fund,  the  Subadvisor  shall regularly  provide  investment  advice  with  respect to the
Fund, invest and reinvest cash,  securities and the property comprising  the  assets  of the Fund and  arrange  portfolio transactions for the Fund. Under the Subadvisory  Agreement, the Subadvisor  agrees to provide  reasonable  assistance in the distribution and marketing of the Fund.

      The  investment  advisory  agreements  state  that the
Manager will provide administrative  services for the Funds,
including    compilation   and   maintenance   of   records,
preparation  and  filing  of  reports  required  by the SEC,
reports   to   shareholders,   and   composition   of  proxy
statements and registration  statements  required by federal and state  securities laws. The  administrative  services to be  provided by the Manager  under the  investment  advisory agreement will be at its own expense.

      Expenses not  expressly  assumed by the Manager  under
each  Fund's  investment   advisory   agreement  or  by  the
Distributor  under the General  Distributor's  Agreement are paid by the Funds. The investment  advisory  agreements list
examples   of  expenses   paid  by  the  Funds,   the  major
categories  of which  relate to interest,  taxes,  brokerage commissions,  fees to  certain  Trustees,  legal  and  audit expenses,  custodian  and  transfer  agent  expenses,  share issuance costs,  certain printing and registration costs and non-recurring expenses, including litigation costs.

      Both investment advisory agreements  generally provide
that in the  absence  of  willful  misfeasance,  bad  faith, gross  negligence  in  the  performance  of  its  duties  or reckless  disregard of its  obligations and duties under the investment  advisory  agreement,  the  Manager is not liable for any loss  sustained  by reason of good  faith  errors or omissions  in  connection  with any  matters  to  which  the agreement(s)  relate.  The agreements  permit the Manager to act as  investment  advisor  for any other  person,  firm or corporation.  Pursuant  to each  agreement,  the  Manager is permitted to use the name  "Oppenheimer"  in connection with
other   investment   companies  for  which  it  may  act  as
investment  advisor or general  distributor.  If the Manager shall no longer act as investment  advisor to the Funds, the
Manager may  withdraw the right of the Funds to use the name
"Oppenheimer" as part of their names.

      The Manager is controlled by  Oppenheimer  Acquisition
Corp.,  a holding  company owned in part by senior  officers of the Manager and  ultimately  controlled by  Massachusetts
Mutual  Life  Insurance  Company,  a mutual  life  insurance company  that also  advises  pension  plans  and  investment companies.  The  Manager  has  been  an  investment  advisor since January 1960.  The Manager (and its  subsidiaries  and controlled  affiliates)  managed  more than $130  billion in assets  as of June 30,  2003,  including  other  Oppenheimer funds with more than  seven  million  shareholder  accounts.
The Manager is located at 498 Seventh Avenue,  New York, New
York  10018.  OppenheimerFunds  Services,  a division of the
Manager,  acts as transfer and  shareholder  servicing agent and is paid an annual per  account  fee by each of  Jennison
Growth  Fund and Growth Fund and by certain  other  open-end funds managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General   Distributor's
Agreements,  the Distributor  acts as principal  underwriter in a  continuous  public  offering  of  shares  of  Jennison
Growth Fund and Growth Fund,  but is not obligated to sell a specific number of shares.  Expenses  normally  attributable to sales,  including  advertising  and the cost of  printing and  mailing  prospectuses  other  than those  furnished  to existing shareholders, are borne by the Distributor,  except for  those  for which the  Distributor  is paid  under  each
Fund's Rule 12b-1  Distribution  and Service Plan  described below.

      Both Funds have adopted a Service  Plan and  Agreement
under Rule  12b-1 of the  Investment  Company  Act for their
Class  A  shares.   The  Service   Plan   provides  for  the
reimbursement  to the Distributor for a portion of its costs
incurred  in  connection  with  the  personal   service  and
maintenance  of  accounts  that  hold  Class A shares of the respective Funds.  Under the service plans  reimbursement is made  quarterly  at an annual rate that may not exceed 0.25%
of the  average  annual  net assets of Class A shares of the respective  Funds.  The  Distributor  currently  uses all of those fees to compensate dealers,  brokers,  banks and other financial  institutions quarterly for expenses they incur in providing  personal  service and  maintenance of accounts of their  customers  that hold Class A shares of the respective
Funds.

      Both  Funds  have  adopted  Distribution  and  Service
Plans  under Rule 12b-1 of the  Investment  Company  Act for their  Class  B,  Class C and  Class N  shares.  The  Funds'
Plans   compensate  the  Distributor  for  its  services  in
distributing  Class  B,  Class  C and  Class  N  shares  and servicing  accounts.  Under both Funds' Plans, the Funds pay the  Distributor  an  asset-based  sales charge at an annual rate of 0.75% of Class B and Class C  assets,  and an annual asset-based  sales  charge of 0.25% on Class N  shares.  The
Distributor  also receives a service fee of 0.25% of average annual net  assets  under each  Plan.  All fee  amounts  are computed  on the  average  annual  net  assets  of the class determined  as of the close of each regular  business day of each Fund. The  Distributor  uses all of the service fees to compensate  broker-dealers  for providing  personal services and  maintenance  of accounts of their  customers  that hold shares of the  Funds.  The  Class B and Class N  asset-based sales  charges are  retained by the  Distributor.  After the first year,  the Class C asset-based  sales charges are paid to  broker-dealers  who hold or whose  clients  hold Class C shares as an ongoing  concession  for shares  that have been outstanding for a year or more.

      Purchases  and  Redemptions  - Both  Funds are part of
the   OppenheimerFunds   family   of   mutual   funds.   The
procedures  for  purchases,  exchanges  and  redemptions  of shares of the  Funds  are  nearly  identical,  however,  for
Jennison  Growth  Fund,  not only can shares be  redeemed by mail and  telephone,  but by wire as well.  Shares of either
Fund may be exchanged  for shares of the same class of other
Oppenheimer    funds   offering   such   shares.    Exchange
privileges  are subject to amendment or  termination  at any time.

      Both  Funds  have  the  same  initial  and  subsequent
minimum  investment  amounts  for the  purchase  of  shares.
These amounts are $1,000 and $50,  respectively.  Both Funds have a  maximum  initial  sales  charge  of 5.75% on Class A shares  for  purchases  of  less  than  $25,000.  The  sales charge of 5.75% is reduced for  purchases  of Class A shares of $25,000 or more.  Investors  who  purchase  $1 million or more of Class A shares pay no initial  sales  charge.  Class
B shares  of the Funds are sold  without a  front-end  sales charge but investors  will pay an annual  asset-based  sales charge.  If  investors  sell their  shares  within six years from the beginning of the calendar month of their  purchase, they will  normally pay a contingent  deferred  sales charge
("CDSC").  The CDSC begins at 5% for shares  redeemed in the first  year  and  declines  to 1% in the  sixth  year and is eliminated  after  that.  Class C  shares  may be  purchased without an initial sales charge,  but investors  will pay an annual  asset-based sales charge,  and if redeemed within 12 months of buying  them,  a CDSC of 1% will be deducted  from the  redemption  proceeds.  Class N shares  (available  only through certain  retirement  plans) are purchased without an initial  sales  charge,  but  investors  will pay an  annual asset-based  sales charge,  and if redeemed within 18 months of the  retirement  plan's first purchase of Class N shares, a CDSC of 1% may be deducted.

      Class A,  Class B, Class C, Class N and Class Y shares
of  Growth  Fund  received  in the  Reorganization  will  be issued at net asset  value,  without a sales  charge  and no
CDSC will be  imposed on any  Jennison  Growth  Fund  shares exchanged  for  Growth  Fund  shares  as  a  result  of  the
Reorganization.  However,  any CDSC that applies to Jennison
Growth  Fund  shares  as of the  date of the  exchange  will
carry  over  to  Growth   Fund   shares   received   in  the
Reorganization.

      Shareholder   Services--Both   Funds   also  offer  the
following  privileges:  (i)  Right  of  Accumulation,   (ii)
Letter  of  Intent,  (iii)  reinvestment  of  dividends  and distributions  at net  asset  value,  (iv) net  asset  value purchases by certain  individuals  and  entities,  (v) Asset
Builder   (automatic   investment)   Plans,  (vi)  Automatic
Withdrawal  and  Exchange  Plans  for  shareholders  who own shares  of  the  Funds  valued  at  $5,000  or  more,  (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the same class of certain  other  funds
at  net  asset  value,   and  (ix)  telephone  and  Internet
redemption  and  exchange  privileges  and (x) for  Jennison
Growth  Fund only,  wire  redemptions  of fund shares (for a fee).  All of such  services and  privileges  are subject to amendment or  termination at any time and are subject to the terms of the Funds' respective prospectuses.

      Dividends  and  Distributions  - Both Funds  intend to
declare  dividends  separately for each class of shares from net  investment  income on an annual  basis and to pay those dividends to  shareholders in December on a date selected by the  Board  of  Trustees  of each  Fund.  Dividends  and the distributions  paid on Class A, Class B, Class C, Class N or
Class Y shares  may vary  over  time,  depending  on  market conditions,  the composition of the Funds'  portfolios,  and
expenses   borne  by  the   particular   class  of   shares.
Dividends  paid on Class A and Class Y shares will generally be higher  than  those  paid on Class B, Class C and Class N shares.  That is because  of the  effect of the  asset-based sales  charge on Class B,  Class C and  Class N shares.  The
Funds  have no fixed  dividend  rates  and  there  can be no guarantee  that  either  Fund  will  pay  any  dividends  or distributions.

      Either Fund may realize  capital  gains on the sale of
portfolio   securities.    If   it   does,   it   may   make
distributions   out  of  any  net  short-term  or  long-term
capital  gains in December of each year.  The Funds may make supplemental  distributions  of dividends  and capital gains following the end of their fiscal years.

                     VOTING INFORMATION

How many votes are necessary to approve the Reorganization
Agreement?

      The  affirmative  vote of the holders of a majority of
the  outstanding   voting  securities  (as  defined  in  the
Investment  Company  Act) of Jennison  Growth Fund voting in the  aggregate  and not by class is necessary to approve the
Reorganization  Agreement and the transactions  contemplated thereby.  As  defined in the  Investment  Company  Act,  the vote of a majority of the outstanding  shares means the vote of (1) 67% or more of  Jennison  Growth  Fund's  outstanding shares  present at a meeting if the holders of more than 50%
of  the  outstanding  shares  of the  Fund  are  present  or represented  by proxy;  or (2) more  than 50% of the  Fund's outstanding shares, whichever is less.
Each  shareholder will be entitled to one vote for each full share,  and a fractional vote for each  fractional  share of
Jennison   Growth   Fund  held  on  the  Record   Date.   If
sufficient  votes to approve the  proposal  are not received by the date of the Meeting,  the Meeting may be adjourned to permit  further  solicitation  of proxies.  The holders of a majority  of  shares  entitled  to vote at the  Meeting  and present in person or by proxy  (whether or not sufficient to constitute  a quorum)  may  adjourn  the  Meeting  to permit further solicitation of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in three (3) different ways:

o     By mail, with the enclosed ballot
o     In person at the Meeting (if you are a record owner)
o     By telephone (please see the insert for instructions)

      Voting by telephone is convenient and can help reduce
                             ----------     ----------------
Jennison Growth Fund's expenses.  Shareholders  must enter a
-------------------------------
unique  control  number  found  on  their  respective  proxy ballots before providing  voting  instructions by telephone.
After   a   shareholder   provides   his   or   her   voting
instructions,  those  instructions  are  read  back  to  the shareholder  and the  shareholder  must  confirm  his or her
voting  instructions  before   disconnecting  the  telephone
call.  The  voting   procedures   used  in  connection  with
telephone  voting are  designed to  reasonably  authenticate the  identity of  shareholders,  to permit  shareholders  to authorize  the  voting of their  shares in  accordance  with their  instructions  and to confirm that their  instructions have been  properly  recorded.  Please be  advised  that the deadline for voting by  telephone is 3:00 P.M.  Eastern time
("ET") on the last business day before the Meeting.

      Whichever  method you choose,  please take the time to
read the full text of the proxy statement before you vote.

      Proxy  ballots  that are  properly  signed,  dated and
received  at or prior  to the  Meeting,  or any  adjournment thereof, will be voted as specified.  If you simply sign and date the proxy but give no voting instructions,  your shares will be voted in favor of the Reorganization Agreement.

Can I revoke my proxy?

      You may  revoke  your  proxy at any time  before it is
voted by (i) writing to the  Secretary  of  Jennison  Growth
Fund at 6803 South Tucson Way,  Centennial,  Colorado  80112
(if received in time to be acted upon);  (ii)  attending the
Meeting  and  voting  in  person;   or  (iii)   signing  and
returning a  later-dated  proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of  Trustees  of  Jennison  Growth Fund does
not intend to bring any  matters  before the  Meeting  other than those  described in this proxy.  It is not aware of any other  matters to be brought  before the  Meeting by others.
If any other  matters  legally come before the Meeting,  the proxy ballots  confer  discretionary  authority with respect to such  matters,  and it is the  intention  of the  persons named  as  attorneys-in-fact  to  vote  proxies  to  vote in accordance with their judgment in such matters.

Who is entitled to vote?

      Shareholders  of record of Jennison Growth Fund at the
close of business on July 29, 2003 (the "record  date") will be  entitled to vote at the  Meeting or any  adjournment  of the  Meeting.  As of the close of business on July 29, 2003, there  were  1,858,035.554  outstanding  shares of  Jennison
Growth  Fund,  consisting  of  838,073.255  Class A  shares,
287,327.192  Class B  shares,  442,343.552  Class C  shares,
290,191.555  Class N shares  and 100.00  Class Y shares.  As of the  close of  business  on July  29,  2003,  there  were
63,656,259.118    outstanding   shares   of   Growth   Fund,
consisting of 45,946,423.274 Class A shares,  11,640,185.661
Class B shares,  3,203,876.000  Class C shares,  290,817.614
Class N  shares  and  2,574,956.569  Class Y  shares.  Under relevant state law,  proxies  representing  abstentions  and broker  non-votes  (defined  below)  will  be  included  for purposes of  determining  whether a quorum is present at the
Meeting.  Shares owned of record by  broker-dealers  for the benefit of their customers  ("street  account  shares") will
be  voted  by  the   broker-dealer   based  on  instructions
received  from  its  customers.   If  no  instructions   are
received,  and the broker-dealer does not have discretionary power to vote such street  account  shares under  applicable stock exchange rules,  the shares  represented  thereby will be  considered  to be present at the Meeting for purposes of only  determining the quorum ("broker  non-votes").  Because of the  need to  obtain  the  above-described  vote  for the
Reorganization  proposal to pass, broker non-votes will have the  same  effect  as a vote  "against"  the  Proposal.  For purposes of the  Meeting,  a majority of shares  outstanding and entitled to vote,  present in person or  represented  by proxy,  constitutes a quorum.  Growth Fund  shareholders  do not vote on the Reorganization.

Telephone  Voting.  Jennison  Growth  Fund has  arranged  to have votes  recorded by telephone.  Shareholders  must enter a unique  control  number  found on their  respective  proxy ballots before providing  voting  instructions by telephone.
After   a   shareholder   provides   his   or   her   voting
instructions,  those  instructions  are  read  back  to  the shareholder  and the  shareholder  must  confirm  his or her
voting  instructions  before   disconnecting  the  telephone
call.  The  voting   procedures   used  in  connection  with
telephone  voting are  designed to  reasonably  authenticate the  identity of  shareholders,  to permit  shareholders  to authorize  the  voting of their  shares in  accordance  with their  instructions  and to confirm that their  instructions have been properly recorded.

Voting By  Broker-Dealers.  Shares of  Jennison  Growth Fund
owned of record by a  broker-dealer  for the  benefit of its customers  ("street  account  shares")  will be voted by the
broker-dealer  based  on  instructions   received  from  its
customers.    If   no   instructions   are   received,   the
broker-dealer   may  (if  permitted  by   applicable   stock
exchange  rules) vote, as record holder of such shares,  for
the   Reorganization   in  the  same   proportion   as  that
broker-dealer  votes street  account shares for which it has
received   voting   instructions   in  time  to  be   voted.
Beneficial  owners of street  account  shares cannot vote in person  at the  meeting.  Only  record  owners  may  vote in person at the meeting.

      A "broker  non-vote"  is deemed to exist  when a proxy
received  from a broker  indicates  that the broker does not have  discretionary  authority  to vote the  shares  on that matter.  Abstentions and broker non-votes will have the same effect as a vote against the Reorganization.

Voting  by  the   Trustee   for   OppenheimerFunds-Sponsored
Retirement  Plans.  Shares of  Jennison  Growth Fund held in
OppenheimerFunds-sponsored  retirement  accounts  for  which votes are not  received as of the last  business  day before the  Meeting  Date,  will be voted by the  trustee  for such accounts in the same  proportion  as shares for which voting
instructions   from  the   Jennison   Growth   Fund's  other
shareholders have been timely received.

What other solicitations will be made?

      Jennison   Growth  Fund  will  request   broker-dealer
firms,  custodians,  nominees  and  fiduciaries  to  forward proxy  material  to the  beneficial  owners of the shares of
record,   and  may  reimburse  them  for  their   reasonable
expenses    incurred   in   connection   with   such   proxy
solicitation.   In  addition  to   solicitations   by  mail,
officers of Jennison  Growth Fund or officers and  employees of OppenheimerFunds  Services, without extra pay may conduct additional  solicitations  personally  or  by  telephone  or telegraph.  Any  expenses  so  incurred  will  be  borne  by
OppenheimerFunds Services.

      Proxies may also be solicited by a proxy  solicitation
firm hired at Jennison  Growth  Fund's  expense.  If a proxy solicitation  firm is hired, it is anticipated that the cost of  engaging  a proxy  solicitation  firm  would not  exceed
$5,000,  plus the  additional  costs which would be incurred in connection with contacting  those  shareholders  who have not  voted,  in the  event  of a need of  resolicitation  of votes.

      If   Jennison   Growth   Fund  does   engage  a  proxy
solicitation  firm, as the Meeting date approaches,  certain
shareholders   may   receive    telephone   calls   from   a
representative  of the  solicitation  firm if their vote has
not  yet  been   received.   Authorization   to  permit  the
solicitation  firm to execute  proxies  may be  obtained  by
telephonic   instructions   from  shareholders  of  Jennison
Growth Fund. Proxies that are obtained  telephonically  will be  recorded in  accordance  with the  procedures  set forth below.  These  procedures  have been  designed to reasonably ensure  that  the  identity  of  the  shareholder  providing voting  instructions  is accurately  determined and that the
voting   instructions  of  the  shareholder  are  accurately
recorded.

      In all cases where a  telephonic  proxy is  solicited,
the solicitation firm  representative is required to ask for each shareholder's full name, address,  the last four digits
of   the   shareholder's   social   security   or   employer
identification   number,   title  (if  the   shareholder  is
authorized  to  act  on  behalf  of  an  entity,  such  as a
corporation)   and  to  confirm  that  the  shareholder  has
received  the Proxy  Statement  and  ballot in the mail.  If
the  information   solicited  agrees  with  the  information
provided to the  solicitation  firm, the  solicitation  firm
representative   has  the   responsibility  to  explain  the
process,  read the proposals listed on the proxy ballot, and ask for the  shareholder's  instructions  on such proposals.
The solicitation firm representative,  although he or she is permitted  to answer  questions  about the  process,  is not permitted to recommend to the  shareholder  how to vote. The
solicitation    firm    representative    may    read    any
recommendation  set  forth  in  the  Proxy  Statement.   The
solicitation   firm    representative    will   record   the
shareholder's    instructions.    Within   72   hours,   the
shareholder  will be sent a confirmation  of his or her vote
asking  the  shareholder  to  call  the  solicitation   firm
immediately  if his or her  instructions  are not  correctly reflected in the confirmation.
      Brokers,  banks and other  fiduciaries may be required
to forward  soliciting  material to their  principals and to obtain  authorization  for the  execution  of  proxies.  For those  services,  they will be reimbursed by Jennison Growth
Fund for their expenses.

      If  the  shareholder  wishes  to  participate  in  the
Meeting,  but  does  not  wish  to  give  his or  her  proxy telephonically,  the  shareholder may still submit the proxy ballot  originally  sent  with the  Proxy  Statement  in the postage paid envelope  provided or attend in person.  Should shareholders  require additional  information  regarding the proxy  ballot  or  a  replacement  proxy  ballot,  they  may contact us toll-free at  1.800.708.7780.  Any proxy given by a  shareholder,  whether  in  writing  or by  telephone,  is revocable as described  above under the  paragraph  entitled
"Can I revoke my proxy?"

      Please  take a few  moments  to  complete  your  proxy
ballot  promptly.  You  may  provide  your  completed  proxy ballot  telephonically or by mailing the proxy ballot in the postage  paid  envelope  provided.  You also  may cast  your vote by attending  the Meeting in person if you are a record owner.

Are there appraisal rights?

      No. Under the  Investment  Company  Act,  shareholders
do  not  have  rights  of  appraisal  as  a  result  of  the
Reorganization.  Although  appraisal rights are unavailable, you have the right to redeem  your shares at net asset value until the Valuation Date for the  Reorganization.  After the
Closing Date,  you may redeem your new Growth Fund shares or exchange  them into  shares of  certain  other  funds in the
OppenheimerFunds  family of  mutual  funds,  subject  to the terms of the prospectuses of both funds.

               INFORMATION ABOUT GROWTH FUND

      Information  about Growth Fund (File No.  811-2306) is
included in Growth Fund's  Prospectus dated October 23, 2002 as  supplemented  May 1,  2003,  which  is  attached  to and considered a part of this Proxy  Statement  and  Prospectus.
Additional  information  about  Growth Fund is included  the
Fund's  Statement of  Additional  Information  dated October
23, 2002,  revised  February 12, 2003 as  supplemented  July
18, 2003,  the Annual Report dated August 31, 2002,  and the succeeding  Semi-Annual Report dated February 28, 2003 which have been filed with the SEC and are incorporated  herein by reference.  You may  request a free copy of these  materials and  other  information  by  calling  1.800.708.7780  or  by writing to Growth Fund at  OppenheimerFunds  Services,  P.O.
Box 5270,  Denver,  CO  80217-5270.  Growth  Fund also files proxy materials,  reports and other information with the SEC in accordance  with the  informational  requirements  of the
Securities  and  Exchange  Act of 1934  and  the  Investment
Company Act.  These  materials  can be inspected  and copied at: the SEC's  Public  Reference  Room in  Washington,  D.C.
(Phone:  1.202.942.8090)  or the EDGAR database on the SEC's
Internet  website at  www.sec.gov.  Copies  may be  obtained upon payment of a duplicating  fee by electronic  request at the SEC's e-mail address:  PUBLICINFO@SEC.GOV  or by writing
                           ------------------
to the SEC's  Public  Reference  Section,  Washington,  D.C.
20549-0102.

           INFORMATION ABOUT Jennison Growth Fund

      Information  about  Jennison  Growth  Fund  (File  No.
811-10153) is included in the current  Jennison  Growth Fund
Prospectus  dated March 28,  2003,  as  supplemented  May 7,
2003 and May 19, 2003.  These  document have been filed with
the  SEC  and  are   incorporated   herein   by   reference.
Additional  information  about Jennison  Growth Fund is also included in the Fund's  Statement of Additional  Information dated March 28, 2003,  and the Annual Report dated  November
30, 2002 and the  succeeding  Semi-Annual  Report  dated May
31,  2003 (to be filed upon  availability),  which have been filed  with  the  SEC  and  are  incorporated  by  reference herein.  You may  request  free  copies  of  these  or other documents  relating  to  Jennison  Growth  Fund  by  calling
1.800.708.7780 or by writing to  OppenheimerFunds  Services,
P.O.  Box 5270,  Denver,  CO  80217-5270.  Reports and other information  filed by Jennison  Growth Fund can be inspected
and  copied  at:  the  SEC's   Public   Reference   Room  in
Washington,  D.C. (Phone:  1.202.942.8090) or the EDGAR data base on the SEC's Internet  website at  www.sec.gov.  Copies may  be  obtained  upon  payment  of a  duplicating  fee  by
electronic    request   at   the   SEC's   e-mail   address:
PUBLICINFO@SEC.GOV   or  by  writing  to  the  SEC's  Public
------------------
Reference Section, Washington, D.C.  20549-0102.

                   PRINCIPAL SHAREHOLDERS

      As of July 29,  2003,  the  officers  and  Trustees of
Jennison Growth Fund, as a group,  owned less than 1% of the outstanding  voting  shares of Jennison  Growth Fund.  As of
July 29, 2003,  the only persons who owned of record or were known by  Jennison  Growth  Fund to own  beneficially  5% or more of any class of the Fund's  outstanding  shares were as follows:

   OppenheimerFunds   Distributor  Inc,  c/o  Tim  Abbuhl,
   Bldg   2,   6803  S.   Tucson   Way,   Centennial,   CO
   80112-3924,  (which owned  500,000.00 Class A shares or
   59.66% of the Class A shares then outstanding).

   MLPF&S for the Sole Benefit of its Customers, Attn:
   Fund Admn, 4800 Deer Lake Drive E, Floor 3,
   Jacksonville, FL  32246-6484, (which owned 31,594.731
   Class C shares or 7.14% of the Class C shares then
   outstanding).

   RPSS Tr Greystar Management Services LP 401 K Plan,
   Attn: Tony Wheeler, 3411 Richmond Ave, Ste 200,
   Houston, TX  77046-3412, (which owned 40,359.461
   Class N shares or 13.90% of the Class N shares then
   outstanding).

   Rollin M. Dick Tr, Haverstick Consulting Inc 401K
   plan, 11405 N. Pennsylvania St, Suite 210, Carmel,
   IN  46032-6905 (which owned 38,425.792 Class N shares
   or 13.24% of the Class N then outstanding).

   RPSS Tr Cosmetic Essence Inc 401K Plan, Attn: Camille
   Calvoni, 2182 Route 35, Holmdel, NJ  07333-1125
   (which owned 36,898.361 Class N shares or 12.71% of
   the Class N shares then outstanding).

   RPSS Tr Capital Communications Federal 401K Plan,
   Attn: Nancy Durivage, 18 Computer Dr E, Albany, NY
   12205-1111 (which owned 35,281.183 Class N shares or
   12.15% of the Class N shares then outstanding).

   RPSS Tr Fidelity Deposit & Discount Ban, 401K Plan,
   Blakely & Drinker Sts, Dunmore, PA  18512 (which
   owned 16,100.347 Class N shares or 5.54% of the Class
   N shares then outstanding).

   OppenheimerFunds Inc, c/o Tim Abbuhl, Bldg 2, 6803 S.
   Tucson Way, Centennial, CO  80112-3924 (which owned
   100.00 Class Y shares or 100% of the Class Y shares
   then outstanding).

      As of July 29,  2003,  the  officers  and  Trustees of
Growth  Fund,  as  a  group,  owned  less  than  1%  of  the outstanding  voting  shares of Growth  Fund.  As of July 29,
2003,  the only persons who owned of record or were known by
Growth Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were as follows:

   Citigroup Global Mkts Inc 00109801250, Attn:  Cindy
   Tempesta, 7th Floor, 333 West 34th Street, New York,
   NY  10001-2483 (which owned 212,638.329 Class C
   shares or 6.63% of the Class C shares then
   outstanding).

   MLPF&S for the sole benefit of its customers, Attn:
   Fund Admn, 4800 Deer Lake Dr E, Fl 3, Jacksonville,
   FL  32246-6484 (which owned 22,547.018 Class N shares
   or 7.75% of the Class N shares then outstanding).

   MCB Trust Services Cust DE Mangelsdorf & S. Overberg
   Trust Home Service Oil Company 401K, 700 17th Street,
   Suite 300, Denver, CO  80202-3531 (which owned
   19,602.455 Class N shares or 6.74% of the Class N
   shares then outstanding).

   MCB Trust Services Tr, Spar Group Inc 401K PSP, 700
   17th St, Suite 300, Denver, CO  80202-3531 (which
   owned 16,674.448 Class N shares or 5.73% of the Class
   N shares then outstanding).

   Mass Mutual Life Insurance Co, Separate Investment
   Acct, Attn: N225, 1295 State Street, Springfield, MA
   01111-0001 (which owned 2,393,139.437 Class Y shares
   or 92.93% of the Class Y shares then outstanding).

   IBT & Co Cust, OppenheimerFunds Cap Accum Plan, Attn:
   MML037, 200 Clarendon St, Fl 16, Boston, MA
   02116-5021 (which owned 136,494.260 Class Y shares or
   5.30% of the Class Y shares then outstanding).

By Order of the Board of Trustees

Robert G. Zack, Secretary
August 25, 2003

                                                   EXHIBIT A

            AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT    AND   PLAN   OF    REORGANIZATION    (the
"Agreement")  dated  as of  April  28,  2003 by and  between
Jennison  Growth  Fund,  a  series  of  Oppenheimer   Select
Managers ("Jennison Growth Fund"), a Massachusetts  business
trust  and  Oppenheimer   Growth  Fund  ("Growth  Fund"),  a
Massachusetts business trust.

                                 W I T N E S S E T H:

      WHEREAS,  the  parties  are each  open-end  investment
companies of the management type; and

      WHEREAS,  the parties hereto desire to provide for the
reorganization   pursuant  to  Section   368(a)(1)   of  the
Internal  Revenue Code of 1986, as amended (the "Code"),  of
Jennison  Growth Fund through the acquisition by Growth Fund of  substantially  all of the assets of Jennison Growth Fund in exchange  for the voting  shares of  beneficial  interest
("shares")  of Class A,  Class B, Class C, Class N and Class
Y shares of Growth  Fund and the  assumption  by Growth Fund of certain  liabilities  of Jennison  Growth Fund, for which
Class A,  Class B,  Class C,  Class N and  Class Y shares of
Growth Fund are to be  distributed  by Jennison  Growth Fund pro rata to its  shareholders  in  complete  liquidation  of
Jennison  Growth  Fund  and  complete  cancellation  of  its shares;

      NOW,   THEREFORE,   in  consideration  of  the  mutual
promises  herein  contained,  the  parties  hereto  agree as follows:

   1. The parties  hereto  hereby adopt this  Agreement  and
Plan  of  Reorganization   (the  "Agreement")   pursuant  to
Section   368(a)(1)   of   the   Code   as   follows:    The
reorganization  will  be  comprised  of the  acquisition  by
Growth Fund of  substantially  all of the assets of Jennison
Growth  Fund in  exchange  for  Class A,  Class B,  Class C,
Class  N  and  Class  Y  shares  of  Growth   Fund  and  the
assumption  by  Growth  Fund  of  certain   liabilities   of
Jennison Growth Fund,  followed by the  distribution of such
Class A,  Class B,  Class C,  Class N and  Class Y shares of
Growth  Fund to the Class A,  Class B,  Class C, Class N and
Class Y  shareholders  of  Jennison  Growth Fund in exchange for their  Class A,  Class B,  Class C,  Class N and Class Y shares of Jennison  Growth Fund, all upon and subject to the terms of the Agreement hereinafter set forth.

      The share transfer books of Jennison  Growth Fund will
be  permanently  closed  at the  close  of  business  on the
Valuation Date (as hereinafter  defined) and only redemption requests  received  in proper  form on or prior to the close of  business on the  Valuation  Date shall be  fulfilled  by
Jennison  Growth  Fund;   redemption  requests  received  by
Jennison  Growth  Fund  after  that date shall be treated as requests for the  redemption of the shares of Growth Fund to be  distributed  to the  shareholder in question as provided in Section 5 hereof.

      2.    On the Closing  Date (as  hereinafter  defined),
all of the  assets of  Jennison  Growth  Fund on that  date,
excluding  a  cash  reserve  (the  "cash   reserve")  to  be
retained  by  Jennison   Growth  Fund   sufficient   in  its
discretion  for the  payment  of the  expenses  of  Jennison
Growth Fund's  dissolution and its  liabilities,  but not in excess of the amount  contemplated  by Section 10E, shall be delivered  as  provided  in  Section  8 to Growth  Fund,  in exchange  for and against  delivery to Jennison  Growth Fund on the  Closing  Date of a number of Class A, Class B, Class
C,  Class N and  Class Y shares of  Growth  Fund,  having an aggregate  net asset  value equal to the value of the assets of Jennison Growth Fund so transferred and delivered.

   3. The net  asset  value of Class  A,  Class B,  Class C,
Class N and Class Y shares  of Growth  Fund and the value of the assets of Jennison  Growth Fund to be transferred  shall in each case be  determined  as of the close of  business of
The New York  Stock  Exchange  on the  Valuation  Date.  The
computation  of the net asset value of the Class A, Class B,
Class C,  Class N and Class Y shares of Growth  Fund and the
Class A,  Class B,  Class C,  Class N and  Class Y shares of
Jennison  Growth  Fund shall be done in the  manner  used by
Growth Fund and Jennison Growth Fund,  respectively,  in the computation  of such net asset  value per share as set forth in  their  respective  prospectuses.  The  methods  used  by
Growth  Fund in such  computation  shall be  applied  to the valuation  of the  assets  of  Jennison  Growth  Fund  to be transferred to Growth Fund.

    Jennison Growth Fund shall declare and pay,  immediately
prior to the Valuation Date, a dividend or dividends  which, together  with all previous such  dividends,  shall have the
effect   of   distributing   to   Jennison   Growth   Fund's
shareholders  all  of  Jennison  Growth  Fund's   investment
company  taxable income for taxable years ending on or prior
to  the  Closing  Date  (computed   without  regard  to  any
dividends  paid) and all of its net  capital  gain,  if any, realized in taxable  years ending on or prior to the Closing
Date (after reduction for any capital loss carry-forward).

   4. The closing  (the  "Closing")  shall be at the offices
of OppenheimerFunds,  Inc. (the "Agent"), 6803 S Tucson Way,
Centennial,  CO 80112,  on such time or such other  place as
the  parties  may  designate  or  as  provided   below  (the
"Closing  Date").  The  business day  preceding  the Closing
Date is herein referred to as the "Valuation Date."

    In the event that on the  Valuation  Date  either  party
has,  pursuant to the  Investment  Company  Act of 1940,  as
amended  (the  "Investment   Company  Act"),  or  any  rule,
regulation or order thereunder,  suspended the redemption of its shares or postponed payment therefore,  the Closing Date shall be  postponed  until the first  business day after the date  when both  parties  have  ceased  such  suspension  or postponement;  provided,  however,  that if such  suspension shall  continue for a period of 60 days beyond the Valuation
Date,  then  the  other  party  to the  Agreement  shall  be permitted to terminate  the Agreement  without  liability to either party for such termination.

5.    In conjunction with the Closing,  Jennison Growth Fund
shall  distribute on a pro rata basis to the shareholders of
Jennison  Growth  Fund as of the  Valuation  Date  Class  A,
Class B, Class C, Class N and Class Y shares of Growth  Fund received  by Jennison  Growth  Fund on the  Closing  Date in exchange for the assets of Jennison  Growth Fund in complete liquidation of Jennison  Growth Fund; for the purpose of the distribution  by  Jennison  Growth Fund of Class A, Class B,
Class  C,  Class N and  Class Y  shares  of  Growth  Fund to
Jennison  Growth  Fund's  shareholders,   Growth  Fund  will
promptly   cause  its  transfer  agent  to:  (a)  credit  an
appropriate  number of Class A,  Class B,  Class C,  Class N and  Class Y shares  of  Growth  Fund on the books of Growth
Fund to each  Class A, Class B, Class C, Class N and Class Y shareholder  of Jennison  Growth Fund in  accordance  with a list  (the  "Shareholder  List")  of  Jennison  Growth  Fund shareholders  received  from Jennison  Growth Fund;  and (b)
confirm an appropriate  number of Class A, Class B, Class C,
Class N and Class Y shares of Growth  Fund to each  Class A,
Class  B,  Class  C,  Class  N and  Class Y  shareholder  of
Jennison  Growth  Fund;  certificates  for Class A shares of
Growth Fund will be issued upon written  request of a former shareholder  of  Jennison  Growth  Fund but  only for  whole shares,  with fractional  shares credited to the name of the shareholder  on the books of Growth  Fund and only after any share  certificates for Jennison Growth Fund are returned to the transfer agent.
    The Shareholder List shall indicate,  as of the close of
business  on the  Valuation  Date,  the name and  address of each shareholder of Jennison Growth Fund,  indicating his or her share  balance.  Jennison  Growth  Fund agrees to supply the  Shareholder  List to  Growth  Fund not  later  than the
Closing Date.  Shareholders  of Jennison Growth Fund holding
certificates   representing   their   shares  shall  not  be
required  to  surrender  their  certificates  to  anyone  in
connection  with  the  Reorganization.   After  the  Closing
Date,  however,  it will be necessary for such  shareholders
to  surrender   their   certificates  in  order  to  redeem,
transfer  or pledge  the  shares of Growth  Fund  which they received.

   6. Within  one year  after  the  Closing  Date,  Jennison
Growth  Fund  shall (a)  either  pay or make  provision  for payment of all of its liabilities and taxes,  and (b) either
(i)  transfer  any  remaining  amount of the cash reserve to
Growth  Fund,  if such  remaining  amount (as reduced by the estimated cost of  distributing it to  shareholders)  is not
material  (as  defined  below)  or  (ii)   distribute   such
remaining  amount to the  shareholders  of  Jennison  Growth
Fund on the Valuation Date.  Such remaining  amount shall be deemed  to be  material  if the  amount  to be  distributed,
after   deduction   of  the   estimated   expenses   of  the
distribution,  equals  or  exceeds  one  cent  per  share of
Jennison Growth Fund outstanding on the Valuation Date.

   7. Prior   to  the   Closing   Date,   there   shall   be
coordination  between  the  parties  as to their  respective portfolios so that,  after the Closing,  Growth Fund will be in  compliance  with  all of  its  investment  policies  and restrictions.  At the  Closing,  Jennison  Growth Fund shall deliver to Growth  Fund two copies of a list  setting  forth
the   securities   then  owned  by  Jennison   Growth  Fund.
Promptly  after the  Closing,  Jennison  Growth  Fund  shall provide  Growth  Fund a list  setting  forth the  respective federal income tax bases thereof.

   8. Portfolio  securities or written  evidence  acceptable
to  Growth   Fund  of  record   ownership   thereof  by  The
Depository  Trust  Company or through  the  Federal  Reserve
Book  Entry  System  or any  other  depository  approved  by
Jennison  Growth Fund  pursuant to Rule 17f-4 and Rule 17f-5 under  the  Investment  Company  Act shall be  endorsed  and
delivered,   or  transferred  by  appropriate   transfer  or
assignment  documents,   by  Jennison  Growth  Fund  on  the
Closing Date to Growth  Fund,  or at its  direction,  to its
custodian   bank,  in  proper  form  for  transfer  in  such
condition  as  to  constitute   good  delivery   thereof  in
accordance   with  the  custom  of  brokers   and  shall  be
accompanied  by all  necessary  state  transfer  stamps,  if any.  The cash  delivered  shall be in the form of certified or  bank  cashiers'  checks  or by bank  wire or  intra-bank transfer  payable  to the  order  of  Growth  Fund  for  the account of Growth  Fund.  Class A, Class B, Class C, Class N and Class Y shares of Growth  Fund  representing  the number of Class A,  Class B, Class C, Class N and Class Y shares of
Growth Fund being  delivered  against the assets of Jennison
Growth  Fund,  registered  in the  name of  Jennison  Growth
Fund,  shall be transferred  to Jennison  Growth Fund on the
Closing  Date.  Such shares  shall  thereupon be assigned by
Jennison Growth Fund to its  shareholders so that the shares of Growth Fund may be distributed as provided in Section 5.

      If,  at the  Closing  Date,  Jennison  Growth  Fund is
unable to make delivery  under this Section 8 to Growth Fund of any of its  portfolio  securities  or cash for the reason that any of such  securities  purchased  by Jennison  Growth
Fund,   or  the  cash   proceeds  of  a  sale  of  portfolio
securities,  prior  to the  Closing  Date  have not yet been delivered to it or Jennison  Growth Fund's  custodian,  then the delivery  requirements of this Section 8 with respect to said  undelivered  securities  or cash  will be  waived  and
Jennison  Growth  Fund will  deliver to Growth Fund by or on
the   Closing   Date  with   respect  to  said   undelivered
securities  or  cash  executed  copies  of an  agreement  or agreements of assignment in a form  reasonably  satisfactory
to  Growth  Fund,   together  with  such  other   documents,
including a due bill or due bills and brokers'  confirmation slips as may reasonably be required by Growth Fund.

   9. Growth Fund shall not assume the  liabilities  (except
for portfolio  securities  purchased  which have not settled
and  for   shareholder   redemption   and  dividend   checks
outstanding)  of Jennison  Growth Fund, but Jennison  Growth
Fund will,  nevertheless,  use its best efforts to discharge all known liabilities,  so far as may be possible,  prior to the  Closing  Date.  The cost of  printing  and  mailing the proxies  and  proxy  statements  will be borne  by  Jennison
Growth  Fund.  Jennison  Growth  Fund and  Growth  Fund will
bear  the  cost  of  their  respective  tax  opinions.   Any
documents  such as existing  prospectuses  or annual reports that  are  included  in that  mailing  will be a cost of the
Fund   issuing  the   document.   Any  other   out-of-pocket
expenses of Growth Fund and Jennison  Growth Fund associated with this  reorganization,  including legal,  accounting and transfer agent  expenses,  will be borne by Jennison  Growth
Fund  and  Growth  Fund,  respectively,  in the  amounts  so incurred by each.

   10.      The  obligations of Growth Fund hereunder  shall
be subject to the following conditions:

    A.      The Board of Trustees  of  Jennison  Growth Fund
shall have  authorized the execution of the  Agreement,  and
the   shareholders   of  Jennison  Growth  Fund  shall  have
approved the  Agreement  and the  transactions  contemplated hereby,  and  Jennison  Growth Fund shall have  furnished to
Growth Fund copies of resolutions  to that effect  certified by the  Secretary  or the  Assistant  Secretary  of Jennison
Growth Fund;  such  shareholder  approval shall have been by the affirmative vote required by the  Massachusetts  Law and its charter  documents  at a meeting for which  proxies have been  solicited by the  Prospectus  and Proxy  Statement and
(as hereinafter defined).

      B. Growth Fund shall have  received  an opinion  dated
as of the  Closing  Date from  counsel  to  Jennison  Growth
Fund,  to the  effect  that (i)  Jennison  Growth  Fund is a business trust duly organized,  validly existing and in good standing under the laws of the State of  Massachusetts  with full  corporate  powers  to  carry on its  business  as then
being   conducted   and  to  enter  into  and   perform  the
Agreement;  and (ii) that all action  necessary  to make the
Agreement,  according  to  its  terms,  valid,  binding  and
enforceable  on  Jennison   Growth  Fund  and  to  authorize
effectively the  transactions  contemplated by the Agreement have  been  taken by  Jennison  Growth  Fund.  Massachusetts counsel may be relied upon for this opinion.

      C. The  representations  and  warranties  of  Jennison
Growth Fund  contained  herein  shall be true and correct at and as of the Closing Date,  and Growth Fund shall have been furnished  with a certificate  of the  President,  or a Vice
President,  or the Secretary or the  Assistant  Secretary or
the Treasurer or the Assistant  Treasurer of Jennison Growth
Fund, dated as of the Closing Date, to that effect.

D.    On the Closing Date,  Jennison  Growth Fund shall have
furnished to Growth Fund a  certificate  of the Treasurer or
Assistant  Treasurer  of  Jennison  Growth  Fund  as to  the
amount of the capital  loss  carry-over  and net  unrealized appreciation  or  depreciation,  if  any,  with  respect  to
Jennison Growth Fund as of the Closing Date.

      E. The cash reserve  shall not exceed 10% of the value
of the net assets,  nor 30% in value of the gross assets, of
Jennison  Growth  Fund  at  the  close  of  business  on the
Valuation Date.

F.    A Registration  Statement on Form N-14 filed by Growth
Fund  under the  Securities  Act of 1933,  as  amended  (the
"1933   Act"),   containing  a   preliminary   form  of  the
Prospectus and Proxy Statement  shall have become  effective under the 1933 Act.

      G. On  the  Closing  Date,   Growth  Fund  shall  have
received  a letter  from  Robert  G.  Zack or  other  senior executive officer of  OppenheimerFunds,  Inc.  acceptable to
Growth  Fund,  stating  that  nothing has come to his or her attention  which in his or her judgment  would indicate that as of the Closing  Date there were any  material,  actual or contingent  liabilities of Jennison  Growth Fund arising out of  litigation  brought  against  Jennison  Growth  Fund  or claims  asserted  against  it, or  pending or to the best of his or her knowledge  threatened  claims or  litigation  not reflected  in or  apparent  from  the  most  recent  audited financial  statements  and  footnotes  thereto  of  Jennison
Growth Fund  delivered to Growth Fund.  Such letter may also include such additional  statements relating to the scope of
the  review   conducted  by  such  person  and  his  or  her
responsibilities  and  liabilities  as are not  unreasonable under the circumstances.

      H. Growth Fund shall have  received an opinion,  dated
as of the  Closing  Date,  of  Deloitte  & Touche LLP (or an
appropriate  substitute  tax expert),  to the same effect as the opinion contemplated by Section 11.E. of the Agreement.

I.    Growth Fund shall have  received at the Closing all of
the  assets  of   Jennison   Growth   Fund  to  be  conveyed
hereunder,  which  assets  shall  be free  and  clear of all liens,  encumbrances,  security interests,  restrictions and limitations whatsoever.

   11.      The   obligations   of   Jennison   Growth  Fund
hereunder shall be subject to the following conditions:

      A. The Board of  Trustees  of Growth  Fund  shall have
authorized   the  execution  of  the   Agreement,   and  the
transactions  contemplated  thereby,  and Growth  Fund shall
have   furnished   to   Jennison   Growth   Fund  copies  of
resolutions  to that effect  certified  by the  Secretary or the Assistant Secretary of Growth Fund.

      B. Jennison  Growth  Fund's  shareholders  shall  have
approved the  Agreement  and the  transactions  contemplated
hereby,   by   an   affirmative   vote   required   by   the
Massachusetts  Law and its charter  documents  and  Jennison
Growth  Fund  shall have  furnished  Growth  Fund  copies of resolutions to that effect  certified by the Secretary or an
Assistant Secretary of Jennison Growth Fund.

C.    Jennison  Growth  Fund shall have  received an opinion
dated as of the Closing  Date from  counsel to Growth  Fund, to the effect that (i) Growth Fund is a business  trust duly organized,  validly  existing and in good standing under the laws of the Commonwealth of  Massachusetts  with full powers to carry on its  business  as then  being  conducted  and to enter  into and  perform  the  Agreement;  (ii) all  actions necessary  to make the  Agreement,  according  to its terms, valid,  binding  and  enforceable  upon  Growth  Fund and to authorize  effectively the transactions  contemplated by the
Agreement  have  been  taken by Growth  Fund,  and (iii) the shares  of  Growth  Fund to be  issued  hereunder  are  duly
authorized   and  when  issued   will  be  validly   issued,
fully-paid  and  non-assessable,  except as set forth  under
"Shareholder   and  Trustee   Liability"  in  Growth  Fund's
Statement of Additional  Information.  Massachusetts counsel may be relied upon for this opinion.

      D. The  representations  and warranties of Growth Fund
contained  herein shall be true and correct at and as of the
Closing  Date,  and  Jennison  Growth  Fund  shall have been furnished  with  a  certificate  of  the  President,  a Vice
President  or the  Secretary or the  Assistant  Secretary or
the  Treasurer  or the  Assistant  Treasurer of the Trust to
that effect dated as of the Closing Date.

      E. Jennison   Growth  Fund  shall  have   received  an
opinion of  Deloitte  & Touche  LLP to the  effect  that the federal tax consequences of the transaction,  if carried out in the manner  outlined in the  Agreement  and in accordance with (i) Jennison  Growth Fund's  representation  that there is  no  plan  or  intention  by  any  Jennison  Growth  Fund shareholder  who owns 5% or more of Jennison  Growth  Fund's outstanding  shares,  and,  to Jennison  Growth  Fund's best knowledge,  there is no plan or intention on the part of the remaining  Jennison  Growth  Fund  shareholders,  to redeem, sell,  exchange or  otherwise  dispose of a number of Growth
Fund shares  received in the  transaction  that would reduce
Jennison Growth Fund shareholders'  ownership of Growth Fund shares  to a number  of  shares  having  a value,  as of the
Closing  Date,  of less  than 50% of the value of all of the formerly  outstanding  Jennison Growth Fund shares as of the same date, and (ii) the  representation  by each of Jennison
Growth  Fund and Growth Fund that,  as of the Closing  Date,
Jennison  Growth  Fund  and  Growth  Fund  will  qualify  as
regulated    investment   companies   or   will   meet   the
diversification  test  of  Section  368(a)(2)(F)(ii)  of the
Code, will be as follows:

1.    The  transactions  contemplated  by the Agreement will
qualify as a tax-free  "reorganization"  within the  meaning of Section  368(a)(1) of the Code, and under the regulations promulgated thereunder.

         2. Jennison  Growth  Fund and Growth Fund will each
qualify as a "party to a reorganization"  within the meaning of Section 368(b)(2) of the Code.

         3. No  gain  or  loss  will  be  recognized  by the
shareholders of Jennison  Growth Fund upon the  distribution of Class A,  Class B, Class C, Class N and Class Y shares of beneficial  interest in Growth Fund to the  shareholders  of
Jennison Growth Fund pursuant to Section 354 of the Code.

         4. Under  Section  361(a)  of the  Code  no gain or
loss will be  recognized  by Jennison  Growth Fund by reason of the transfer of substantially  all its assets in exchange for Class A,  Class B,  Class C,  Class N and Class Y shares of Growth Fund.

         5. Under  Section  1032 of the Code no gain or loss
will be  recognized by Growth Fund by reason of the transfer of  substantially  all of Jennison  Growth  Fund's assets in exchange  for Class A, Class B, Class C, Class N and Class Y shares  of  Growth  Fund and  Growth  Fund's  assumption  of certain liabilities of Jennison Growth Fund.

         6. The  shareholders  of Jennison  Growth Fund will
have the same tax basis and holding  period for the Class A,
Class B, Class C,  Class N and Class Y shares of  beneficial interest  in Growth  Fund that they  receive as they had for
Jennison  Growth  Fund  shares  that they  previously  held, pursuant to Section  358(a) and  1223(1),  respectively,  of the Code.

         7. The securities  transferred  by Jennison  Growth
Fund to  Growth  Fund  will  have  the same  tax  basis  and holding  period in the hands of Growth  Fund as they had for
Jennison  Growth  Fund,   pursuant  to  Section  362(b)  and
1223(1), respectively, of the Code.

      F. The cash reserve  shall not exceed 10% of the value
of the net assets,  nor 30% in value of the gross assets, of
Jennison  Growth  Fund  at  the  close  of  business  on the
Valuation Date.

      G. A  Registration  Statement  on Form  N-14  filed by
Growth  Fund under the 1933 Act,  containing  a  preliminary form of this  Prospectus  and Proxy  Statement,  shall  have become effective under the 1933 Act.

      H. On the  Closing  Date,  Jennison  Growth Fund shall
have  received a letter from Robert G. Zack or other  senior executive officer of  OppenheimerFunds,  Inc.  acceptable to
Jennison  Growth Fund,  stating that nothing has come to his or  her  attention  which  in  his  or  her  judgment  would indicate  that  as  of  the  Closing  Date  there  were  any material,  actual or contingent  liabilities  of Growth Fund arising out of  litigation  brought  against  Growth Fund or claims  asserted  against  it, or pending or, to the best of his or her  knowledge,  threatened  claims or litigation not
reflected  in  or  apparent  by  the  most  recent   audited
financial  statements  and footnotes  thereto of Growth Fund delivered  to  Jennison  Growth  Fund.  Such letter may also include such additional  statements relating to the scope of
the  review   conducted  by  such  person  and  his  or  her
responsibilities  and  liabilities  as are not  unreasonable under the circumstances.

I.    Jennison Growth Fund shall acknowledge  receipt of the
Class A,  Class B,  Class C,  Class N and  Class Y shares of
Growth Fund.

   12.      Jennison  Growth  Fund  hereby   represents  and
warrants that:

      A. The  audited   financial   statements  of  Jennison
Growth Fund as of November 30, 2002 and unaudited  financial statements  as of  May  31,  2003  heretofore  furnished  to
Growth Fund, present fairly the financial position,  results of operations,  and changes in net assets of Jennison Growth
Fund as of that date, in conformity with generally  accepted accounting  principles  applied on a basis  consistent  with the preceding  year;  and that from May 31, 2003 through the date  hereof  there have not been,  and  through the Closing
Date there will not be, any material  adverse  change in the business or financial  condition of Jennison Growth Fund, it being agreed that a decrease in the size of Jennison  Growth
Fund  due to a  diminution  in the  value  of its  portfolio and/or  redemption  of its shares shall not be  considered a material adverse change;

B.    Contingent  upon  approval  of the  Agreement  and the
transactions  contemplated thereby by Jennison Growth Fund's
shareholders,   Jennison   Growth  Fund  has   authority  to
transfer  all of the assets of  Jennison  Growth  Fund to be
conveyed   hereunder   free   and   clear   of  all   liens,
encumbrances,    security   interests,    restrictions   and
limitations whatsoever;

C.    The   Prospectus,   as   amended   and   supplemented,
contained in Jennison Growth Fund's  Registration  Statement under  the  1933  Act,  as  amended,  is true,  correct  and complete,  conforms to the  requirements of the 1933 Act and does not contain any untrue  statement of a material fact or omit to state a material fact required to be stated  therein
or   necessary   to  make   the   statements   therein   not
misleading.  The Registration  Statement,  as amended,  was, as of the  date of the  filing  of the  last  Post-Effective
Amendment,  true,  correct and  complete,  conformed  to the requirements  of the 1933 Act and did not contain any untrue statement  of a  material  fact or omit to state a  material fact required to be stated  therein or necessary to make the statements therein not misleading;

      D. There  is  no  material  contingent   liability  of
Jennison  Growth Fund and no material  claim and no material legal,  administrative or other  proceedings  pending or, to the knowledge of Jennison  Growth Fund,  threatened  against
Jennison Growth Fund, not reflected in such Prospectus;

      E. Except  for the  Agreement,  there are no  material
contracts  outstanding  to which  Jennison  Growth Fund is a party  other  than  those  ordinary  in the  conduct  of its business;

      F. Jennison  Growth Fund is a  Massachusetts  business
trust duly organized,  validly existing and in good standing under  the laws of the State of  Massachusetts;  and has all necessary and material federal and state  authorizations  to own all of its  assets and to carry on its  business  as now being  conducted;  and  Jennison  Growth  Fund  that is duly
registered  under  the  Investment   Company  Act  and  such
registration  has not been  rescinded  or revoked  and is in full force and effect;

      G. All  federal  and other tax  returns and reports of
Jennison  Growth Fund  required by law to be filed have been filed,  and all  federal  and other  taxes shown due on said returns and reports have been paid or  provision  shall have been  made for the  payment  thereof  and to the best of the
knowledge  of  Jennison   Growth  Fund  no  such  return  is
currently  under audit and no  assessment  has been asserted with respect to such returns; and

      H. Jennison  Growth  Fund has  elected  that  Jennison
Growth  Fund be treated as a  regulated  investment  company and,  for  each  fiscal  year  of its  operations,  Jennison
Growth Fund has met the  requirements of Subchapter M of the
Code  for   qualification   and  treatment  as  a  regulated
investment  company and Jennison Growth Fund intends to meet such requirements with respect to its current taxable year.

13.   Growth Fund hereby represents and warrants that:

A.    The audited financial  statements of Growth Fund as of
August 31, 2002 and  unaudited  financial  statements  as of
February 28, 2003  heretofore  furnished to Jennison  Growth
Fund,  present  fairly the  financial  position,  results of operations,  and changes in net assets of Growth Fund, as of that date, in conformity with generally accepted  accounting principles  applied on a basis consistent with the preceding year;  and that from  February  28,  2003  through  the date hereof  there have not been,  and through  the Closing  Date there  will not be,  any  material  adverse  changes  in the business or financial  condition  of Growth  Fund,  it being understood  that a decrease  in the size of Growth  Fund due to a  diminution  in  the  value  of  its  portfolio  and/or redemption  of its shares shall not be considered a material or adverse change;

B.    The   Prospectus,   as   amended   and   supplemented,
contained in Growth Fund's Registration  Statement under the
1933 Act,  is true,  correct and  complete,  conforms to the requirements  of the  1933  Act and  does  not  contain  any untrue  statement  of a  material  fact or  omit to  state a material fact required to be stated  therein or necessary to
make   the   statements   therein   not   misleading.    The
Registration  Statement,  as amended, was, as of the date of the  filing  of the  last  Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the
1933  Act and did not  contain  any  untrue  statement  of a material  fact or omit to state a material  fact required to be  stated  therein  or  necessary  to make  the  statements therein not misleading;

      C. Except  for this  Agreement,  there is no  material
contingent  liability  of Growth Fund and no material  claim and no material legal,  administrative  or other proceedings pending  or, to the  knowledge  of Growth  Fund,  threatened against Growth Fund, not reflected in such Prospectus;

      D. There  are no  material  contracts  outstanding  to
which  Growth Fund is a party  other than those  ordinary in the conduct of its business;

      E. Growth  Fund is a business  trust  duly  organized,
validly  existing and in good standing under the laws of the
Commonwealth   of   Massachusetts;   Growth   Fund  has  all
necessary and material federal and state  authorizations  to own  all its  properties  and  assets  and to  carry  on its business  as now  being  conducted;  the  Class A,  Class B,
Class C, Class N and Class Y shares of Growth  Fund which it issues to  Jennison  Growth Fund  pursuant to the  Agreement will be duly  authorized,  validly  issued,  fully-paid  and non-assessable,  except as set forth  under  "Shareholder  &
Trustee  Liability" in Growth Fund's Statement of Additional
Information,   will  conform  to  the  description   thereof
contained in Growth Fund's  Registration  Statement and will be duly  registered  under  the 1933  Act and in the  states where  registration  is  required;  and Growth  Fund is duly registered under the Act and such  registration has not been revoked or rescinded and is in full force and effect;

      F. All  federal  and other tax  returns and reports of
Growth  Fund  required  by law to be filed have been  filed, and all federal  and other  taxes shown due on said  returns and  reports  have been paid or  provision  shall  have been made  for  the  payment  thereof  and  to  the  best  of the knowledge of Growth Fund, no such return is currently  under audit and no  assessment  has been  asserted with respect to such  returns  and to  the  extent  such  tax  returns  with respect to the taxable  year of Growth Fund ended August 31,
2003 have not been filed,  such  returns  will be filed when required  and the amount of tax shown as due  thereon  shall be paid when due;

      G. Growth   Fund  has  elected  to  be  treated  as  a
regulated  investment  company  and, for each fiscal year of its  operations,  Growth  Fund has met the  requirements  of
Subchapter M of the Code for  qualification and treatment as a regulated  investment  company and Growth Fund  intends to meet such  requirements  with respect to its current taxable year;

      H. Growth  Fund  has  no  plan  or  intention  (i)  to
dispose of any of the assets  transferred by Jennison Growth
Fund,  other than in the  ordinary  course of  business,  or
(ii) to redeem  or  reacquire  any of the Class A,  Class B,
Class  C,  Class N and  Class Y shares  issued  by it in the reorganization  other than  pursuant  to valid  requests  of shareholders; and

      I. After     consummation    of    the    transactions
contemplated  by  the  Agreement,  Growth  Fund  intends  to operate its business in a substantially unchanged manner.

   14.       Each party hereby  represents to the other that
no broker or finder has been  employed by it with respect to the Agreement or the transactions  contemplated hereby. Each party also  represents  and  warrants  to the other that the
information   concerning   it  in  this   Prospectus   Proxy
Statement  will  not  as of  its  date  contain  any  untrue statement  of a  material  fact  or  omit  to  state  a fact necessary to make the  statements  concerning it therein not misleading and that the financial  statements  concerning it will  present the  information  shown  fairly in  accordance with generally accepted  accounting  principles applied on a basis  consistent  with the preceding  year. Each party also represents  and warrants to the other that the  Agreement is valid,  binding and enforceable in accordance with its terms and that the  execution,  delivery  and  performance  of the
Agreement  will not  result  in any  violation  of, or be in conflict  with,  any  provision  of  any  charter,  by-laws, contract,  agreement,  judgment, decree or order to which it is subject  or to which it is a party.  Growth  Fund  hereby represents to and covenants with Jennison  Growth Fund that, if the reorganization  becomes  effective,  Growth Fund will treat each  shareholder of Jennison Growth Fund who received
any  of   Growth   Fund's   shares   as  a  result   of  the
reorganization  as having made the minimum initial  purchase of shares of Growth Fund  received by such  shareholder  for the purpose of making  additional  investments  in shares of
Growth  Fund,  regardless  of the  value  of the  shares  of
Growth Fund received.

   15.       Growth  Fund  agrees  that it will  prepare and
file a  Registration  Statement  on Form N-14 under the 1933
Act  which  shall  contain  a  preliminary   form  of  proxy
statement and prospectus  contemplated by Rule 145 under the
1933  Act.  The  final  form of  such  proxy  statement  and
prospectus   is  referred  to  in  the   Agreement   as  the
"Prospectus  and Proxy  Statement."  Each party  agrees that it will  use its  best  efforts  to have  such  Registration
Statement  declared effective and to supply such information concerning  itself for  inclusion in this  Prospectus  Proxy
Statement   as  may  be   necessary  or  desirable  in  this
connection.  Jennison  Growth Fund  covenants  and agrees to liquidate  and  dissolve  under  the  laws of the  State  of
Massachusetts,  following the Closing, and, upon Closing, to cause the cancellation of its outstanding shares.

   16.       The   obligations   of  the  parties  shall  be
subject  to  the  right  of  either  party  to  abandon  and terminate  the  Agreement  for any reason and there shall be no liability  for damages or other  recourse  available to a party not so terminating this Agreement,  provided, however, that  in  the  event  that  a  party  shall  terminate  this
Agreement   without   reasonable   cause,   the   party   so
terminating  shall, upon demand,  reimburse the party not so
terminating   for   all   expenses,   including   reasonable
out-of-pocket  expenses and fees incurred in connection with this Agreement.

   17.       The   Agreement  may  be  executed  in  several
counterparts,  each of which  shall be deemed  an  original, but all taken together shall  constitute one Agreement.  The rights  and  obligations  of  each  party  pursuant  to  the
Agreement shall not be assignable.

   18.       All  prior or  contemporaneous  agreements  and
representations   are  merged  into  the  Agreement,   which
constitutes   the  entire   contract   between  the  parties
hereto.  No  amendment  or  modification  hereof shall be of any force and  effect  unless in  writing  and signed by the parties  and no party  shall be  deemed to have  waived  any provision  herein  for its  benefit  unless  it  executes  a written acknowledgment of such waiver.

   19.      Growth Fund  understands that the obligations of
Jennison  Growth  Fund under the  Agreement  are not binding upon any  Trustee or  shareholder  of  Jennison  Growth Fund personally,  but bind only Jennison Growth Fund and Jennison
Growth Fund's  property.  Growth Fund represents that it has notice  of the  provisions  of the  Declaration  of Trust of
Jennison  Growth Fund  disclaiming  shareholder  and trustee liability for acts or obligations of Jennison Growth Fund.

   20.      Jennison  Growth  Fund   understands   that  the
obligations  of  Growth  Fund  under the  Agreement  are not binding  upon any  trustee  or  shareholder  of Growth  Fund personally,  but bind only  Growth  Fund and  Growth  Fund's property.  Jennison  Growth  Fund  represents  that  it  has notice  of the  provisions  of the  Declaration  of Trust of
Growth Fund  disclaiming  shareholder and trustee  liability for acts or obligations of Growth Fund.

    IN WITNESS  WHEREOF,  each of the parties has caused the
Agreement  to be  executed  and  attested  by  its  officers thereunto  duly  authorized  on the  date  first  set  forth above.

                                          Jennison GROWTH
                                          FUND, a series of
                                          OPPENHEIMER
                                          SELECT MANAGERS

                                          By:   /s/  Robert
                                                ------------
                                          G. Zack
                                          ------------
                                                Robert    G.
                                          Zack
                                                Vice
                                          President      and
                                          Secretary

                                          OPPENHEIMER
                                          GROWTH FUND

                                          By:   /s/
                                                ------------
                                          Katherine P. Feld
                                          ------------------
                                                Katherine
                                          P. Feld
                                                Assistant
                                          Secretary

       Appendix to Prospectus and Proxy Statement of
                  Oppenheimer Growth Fund

      Graphic   material   included  in  the  Prospectus  of
Oppenheimer  Growth  Fund under the  heading  "Annual  Total
Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the  Prospectus of the
Fund  depicting the annual total  returns of a  hypothetical investment  in Class A  shares  of the Fund for its ten most recent  calendar years,  without  deducting sales charges or taxes.  Set forth  below are the  relevant  data points that will appear on the bar chart.

Calendar
Year                                Oppenheimer Growth Fund
Ended                               Class A Shares
-----                               --------------

12/31/93                              2.72%
12/31/94                              2.38%
12/31/95                            34.95%
12/31/96                            23.46%
12/31/97                            18.12%
12/31/98                            10.95%
12/31/99                            46.73%
12/31/00                            -11.16%
12/31/01                            -24.54%
12/31/02                            -25.70%

       Appendix to Prospectus and Proxy Statement of
      Oppenheimer Select Managers Jennison Growth Fund

      Graphic   material   included  in  the  Prospectus  of
Oppenheimer  Select Managers  Jennison Growth Fund under the heading  "Annual Total  Returns  (Class A) (as of 12/31 each year)":

      A bar chart will be included in the  Prospectus of the
Fund  depicting the annual total  returns of a  hypothetical investment  in Class A shares  of the Fund for the  calendar year ended  12/31/02,  without  deducting  sales  charges or taxes.  Set forth below is the relevant data point that will appear on the bar chart.

Calendar
--------
Year                          Jennison Growth Fund, a
----                          ------------------------
                              series of Oppenheimer Select
                              -----------------------------
                              Managers
                              --------
Ended                         Class A Shares
-----                         --------------

12/31/02                        -30.81%

Proxy Card

Proxy Card

             Jennison Growth Fund, a Series of
                Oppenheimer Select Managers

    Proxy For a Special Shareholders Meeting To Be Held
                    on OCTOBER 10, 2003

The  undersigned,  revoking prior proxies,  hereby  appoints
Brian Wixted,  Connie Bechtolt,  Philip  Vottiero,  Kathleen
Ives  and   Philip   Masterson,   and   each  of  them,   as
attorneys-in-fact and proxies of the undersigned,  with full power of  substitution,  to vote  shares held in the name of the  undersigned  on the record date at the Special  Meeting of  Shareholders  of  Jennison  Growth  Fund,  a  series  of
Oppenheimer  Select Managers (the "Fund") to be held at 6803
South Tucson Way,  Centennial,  Colorado,  80112, on October
10, 2003, at 1:00 p.m.  Mountain time, or at any adjournment thereof,  upon  the  proposal  described  in the  Notice  of
Meeting and  accompanying  Prospectus  and Proxy  Statement, which have been received by the undersigned.

This proxy is  solicited  on behalf of the  Fund's  Board of
Trustees,  and the  proposal  (set forth on the reverse side of this  proxy  card)  has  been  proposed  by the  Board of
Trustees.  When properly executed,  this proxy will be voted as  indicated  on the reverse side or "FOR" a proposal if no choice is  indicated.  The proxy will be voted in accordance with  the  proxy  holders'  best  judgment  as to any  other matters that may arise at the Meeting.

                              VOTE VIA THE TELEPHONE:
                              1-800-597-7836
                              CONTROL NUMBER:  999  9999
                              9999  999

                              Note:  Please  sign this proxy
                              exactly  as your name or names
                              appear   hereon.   Each  joint
                              owner  should  sign.  Trustees
                              and other  fiduciaries  should
                              indicate   the   capacity   in
                              which   they   sign.    If   a
                              corporation,   partnership  or
                              other entity,  this  signature
                              should   be  that  of  a  duly
                              authorized    individual   who
                              should state his or her title.

                              Signature

                              Signature of joint owner, if
                              any

                              Date

 PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY
        AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE

The Proposal:

To approve an Agreement and Plan of  Reorganization  between
Jennison  Growth  Fund,  a  series  of  Oppenheimer   Select
Managers  ("Jennison Growth Fund"),  and Oppenheimer  Growth
Fund  ("Growth  Fund")  and  the  transactions  contemplated thereby,  including:  (a) the transfer of substantially  all assets of  Jennison  Growth  Fund to Growth Fund in exchange for Class A,  Class B,  Class C,  Class N and Class Y shares of  Growth  Fund,  (b) the  distribution  of such  shares of
Growth Fund to the corresponding  Class A, Class B, Class C,
Class N and Class Y shareholders  of Jennison Growth Fund in complete  liquidation  of  Jennison  Growth Fund and (c) the cancellation  of the  outstanding  shares of Jennison Growth
Fund.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example:[ ]

FOR [___]               AGAINST [___]           ABSTAIN[  ]

Part C

                  OPPENHEIMER GROWTH FUND
                         FORM N-14

                           PART C

                     OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference  is  made  to  the   provisions  of  Article
Seventh of Registrant's  Amended and Restated Declaration of
Trust,  filed by  cross-reference  to Exhibit  16(1) to this
Registration   Statement,   and   incorporated   herein   by
reference.

Insofar as  indemnification  for  liabilities  arising under the  Securities  Act of 1933 may be  permitted  to trustees, officers and controlling  persons of Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant has been advised that in the opinion of the  Securities  and Exchange
Commission such  indemnification is against public policy as expressed in the Securities  Act of 1933 and is,  therefore,
unenforceable.    In   the   event    that   a   claim   for
indemnification  against  such  liabilities  (other than the payment by  Registrant  of  expenses  incurred  or paid by a trustee,  officer or controlling person of Registrant in the successful  defense of any action,  suit or  proceeding)  is asserted by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of  appropriate  jurisdiction  the question  whether such  indemnification  by it is  against  public  policy  as expressed  in  the  Securities  Act  of  1933  and  will  be governed by the final adjudication of such issue.

Item 16.  Exhibits
------------------

(1)   Amended  and  Restated   Declaration  of  Trust  dated
August  5,  2002:   Previously   filed   with   Registrant's
Post-Effective  Amendment No. 59, 8/22/02,  and incorporated herein by reference.

(2)   By-Laws  as  amended   through   December   14,  2000:
Previously filed with Registrant's  Post-Effective Amendment
No. 58, 12/19/01, and incorporated herein by reference.

(3)   N/A

(4)   Agreement and Plan of  Reorganization  dated April 28,
2003: See Exhibit A to Part A of the Registration Statement.

(5)   (i)  Specimen  Class A Share  Certificate:  Previously
filed with  Registrant's  Post-Effective  Amendment  No. 58,
12/19/01, and incorporated herein by reference.

      (ii) Specimen  Class B Share  Certificate:  Previously
filed with  Registrant's  Post-Effective  Amendment  No. 58,
12/19/01, and incorporated herein by reference.

      (iii) Specimen Class C Share  Certificate:  Previously
filed with  Registrant's  Post-Effective  Amendment  No. 58,
12/19/01, and incorporated herein by reference.
      (iv) Specimen  Class N Share  Certificate:  Previously
filed with  Registrant's  Post-Effective  Amendment  No. 58,
12/19/01, and incorporated herein by reference.

      (v)  Specimen  Class Y Share  Certificate:  Previously
filed with  Registrant's  Post-Effective  Amendment  No. 58,
12/19/01, and incorporated herein by reference.

(6)   Amended and  Restated  Investment  Advisory  Agreement
dated   1/1/00:    Previously   filed   with    Registrant's
Post-Effective  Amendment No. 57, 12/27/00, and incorporated herein by reference.

(7)   (i) General  Distributor's  Agreement  dated  December
10, 1992: Previously filed with Registrant's  Post-Effective
Amendment  No.  41,  7/30/93,  and  incorporated  herein  by reference.

      (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds
Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment   No.  45  to  the   Registration   Statement   of
Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
and incorporated herein by reference.

      (iii)  Form of Broker  Agreement  of  OppenheimerFunds
Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment   No.  45  to  the   Registration   Statement   of
Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
and incorporated herein by reference.

      (iv)  Form of  Agency  Agreement  of  OppenheimerFunds
Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment   No.  45  to  the   Registration   Statement   of
Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
and incorporated herein by reference.

      (v)  Form  of   Trust   Company   Fund/SERV   Purchase
Agreement of OppenheimerFunds Distributor,  Inc.: Previously
filed   with   Post-Effective   Amendment   No.  45  to  the
Registration  Statement of Oppenheimer High Yield Fund (Reg.
No.  2-62076),   10/26/01,   and   incorporated   herein  by
reference.

      (vi)  Form  of  Trust  Company  Agency   Agreement  of
OppenheimerFunds  Distributor,  Inc.:  Previously filed with
Post-Effective   Amendment   No.  45  to  the   Registration
Statement  of   Oppenheimer   High  Yield  Fund  (Reg.   No.
2-62076), 10/26/01, and incorporated herein by reference.

(8)   Form of Deferred  Compensation Plans for Disinterested
Trustees/Directors:

      (i)  Amended   and   Restated   Retirement   Plan  for
Non-Interested   Trustees   or   Directors   dated   8/9/01:
Previously  filed with  Post-Effective  Amendment  No. 34 to the  Registration  Statement of  Oppenheimer  Gold & Special
Minerals   Fund   (Reg.   No.   2-82590),    10/25/01,   and
incorporated herein by reference.

(9)   Global  Custody   Agreement   dated  August  16,  2002
between  Registrant  and JP Morgan  Chase  Bank:  Previously
filed   with   Post-Effective   Amendment   No.   9  to  the
Registration  Statement of  Oppenheimer  International  Bond
Fund (Reg. No. 33-58383),  11/21/02, and incorporated herein by reference.

(10)  (i)  Amended  and  Restated  Distribution  and Service
Plan and  Agreement for Class A shares dated April 11, 2002:
Previously filed with Registrant's  Post-Effective Amendment
No. 60, 10/23/02, and incorporated herein by reference.

      (ii)  Amended and  Restated  Distribution  and Service
Plan and  Agreement for Class B shares dated August 5, 2002:
Previously filed with Registrant's  Post-Effective Amendment
No. 60, 10/23/02, and incorporated herein by reference.

      (iii)  Amended and Restated  Distribution  and Service
Plan and  Agreement  for Class C shares  dated  February 12,
1998:  Previously  filed  with  Registrant's  Post-Effective
Amendment  No.  53,  10/23/98,  and  incorporated  herein by reference.

      (iv)  Distribution  and Service Plan and Agreement for
Class N shares  dated  October 12,  2000:  Previously  filed
with   Registrant's   Post-Effective   Amendment   No.   60,
10/23/02, and incorporated herein by reference.

      (v) Oppenheimer  Funds  Multiple Class Plan under Rule
18f-3  updated  through  10/22/02:   Previously  filed  with
Post-Effective   Amendment   No.  22  to  the   Registration
Statement of  Oppenheimer  Global Growth & Income Fund (Reg.
No.  33-33799),   11/20/02,   and  incorporated   herein  by
reference.

(11)  Opinion and Consent of Counsel - Filed herewith.

(12)  Tax  Opinions  Relating to the  Reorganization:  Draft
      Tax   Opinions  of  Deloitte  &  Touche  LLP  -  Filed
      herewith.

(13)  N/A

(14)  (i)  Consent of Deloitte & Touche LLP: Filed herewith.

      (ii) Consent of KPMG LLP: Filed herewith.

(15)  N/A.

(16)   (i)  Powers of  Attorney  for all  Trustees/Directors
and  Principal  Officers  except for Joel W. Motley and John
V.   Murphy   (including   Certified   Board   Resolutions):
Previously filed with  Pre-Effective  Amendment No. 1 to the
Registration  Statement of Oppenheimer  Emerging Growth Fund
(Reg. No. 333-44176),  10/5/00,  and incorporated  herein by reference.

      (ii)  Power of  Attorney  for John  Murphy  (including
Certified   Board   Resolution):   Previously   filed   with
Post-Effective   Amendment   No.  41  to  the   Registration
Statement of  Oppenheimer  U.S.  Government  Trust (Reg. No.
2-76645), 10/22/01, and incorporated herein by reference.

       (iii)   Power  of   Attorney   for  Joel  W.   Motley
(including  Certified Board  Resolution):  Previously  filed with  Post-Effective  Amendment  No.  8 to the  Registration
Statement of  Oppenheimer  International  Small Company Fund
(Reg.  333-31537),  10/22/02,  and  incorporated  herein  by reference.

(17)  Amended   and   Restated   Code  of   Ethics   of  the
Oppenheimer  Funds  dated May 15,  2002  under Rule 17j-1 of the Investment  Company Act of 1940:  Previously  filed with
Post-Effective   Amendment   No.  29  to  the   Registration
Statement of Oppenheimer  Discovery Fund (Reg. No.  33-371),
11/21/02, and incorporated herein by reference.

Item 17.  Undertakings
----------------------

(1)   The  Registrant  agrees  to file with the SEC by post
effective  amendment to the Registration  Statement a final
tax  opinion  and   auditor's   consent   relating  to  the
Reorganization  within  a  reasonable  time  following  the
Closing  Date (as such  terms are  defined in Part A of the
Registration Statement).

                         SIGNATURES

Pursuant to the  requirements  of the Securities Act of 1933 and/or the  Investment  Company Act of 1940,  the Registrant
has duly caused this Registration  Statement to be signed on its behalf by the  undersigned,  thereunto duly  authorized, in the City of New  York  and  State of New York on the 20th
of August 2003.

                                    OPPENHEIMER GROWTH FUND

                                    By:  /s/  John V. Murphy*

                                    -------------------------------------------
                                    John V. Murphy,
                                    President, Principal Executive
                                    Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933,
this Registration Statement has been signed below by the
following persons in the capacities on the dates indicated:

Signatures                         Title
----------                         -----
Date
----

/s/ Clayton K. Yeutter*       Chairman of the          August 20, 2003
----------------------------- Board of Trustees
Clayton K. Yeutter

/s/ Donald W. Spiro*          Vice Chairman of the     August 20, 2003
----------------------------  Board and Trustee
Donald W. Spiro

/s/ John V. Murphy *          President, Principal     August 20, 2003
---------------------------   Executive Officer
John V. Murphy                and Trustee

/s/ Brian W. Wixted*          Treasurer, Principal     August 20, 2003
---------------------------   Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Trustee                  August 20, 2003
---------------------------
Robert G. Galli

/s/ Phillip A. Griffiths      Trustee                  August 20, 2003
---------------------------------
Phillip A. Griffiths

/s/ Joel W. Motley*           Trustee                  August 20, 2003
---------------------------------
Joel W. Motley

/s/ Kenneth A. Randall*       Trustee                  August 20, 2003
---------------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Trustee                  August 20, 2003
---------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Trustee                  August 20, 2003
---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack                                August 20, 2003
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                  OPPENHEIMER GROWTH FUND

                       EXHIBIT INDEX
                 Pre-Effective Amendment #1

Exhibit No.       Description
-----------       -----------

(11)              Opinion and Consent of Counsel

(12)              Draft Tax  Opinions  of  Deloitte & Touche
                  LLP  for   Oppenheimer   Growth  Fund  and
                  Jennison   Growth   Fund,   a  Series   of
                  Oppenheimer Select Managers

(14) (i)          Consent of Deloitte & Touche LLP

(14) (ii)         Consent of KPMG LLP